        As filed with the Securities and Exchange Commission on April   , 1998

                                                  File No. 333-07465

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                          POST-EFFECTIVE AMENDMENT NO.  2
                                    TO FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                 SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                    FORM N-8B-2

A.   Exact name of trust: Separate Account VL I

B.   Name of depositor: Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Leslie T. Soler, Esq.
     Hartford Life
     P.O. Box 2999
     Hartford,  06104-2999

     It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X    on May 1, 1998 pursuant to paragraph (b) of Rule 485
     -----
            60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
            on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485
     -----
            this post-effective amendment designates a new effective date for
     -----  a previously filed post-effective amendment.


E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS

Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     1.             Cover page

     2.             Cover page

     3.             Not applicable

     4.             Hartford; Distribution of the Policies

     5.             Summary -Separate Account VL I; Separate
                    Account VL I -General

     6.             Separate Account VL I -General

     7.             Not required by Form S-6

     8.             Not required by Form S-6

     9.             Legal Proceedings

     10.            Summary; Separate Account VL I -Funds; The Policy
                    - Application for a Policy; Detailed Description of Policy Benefits and Provisions; Other Matters -Voting Rights, Dividends

     11.            Summary; Separate Account VL I -Funds

     12.            Summary; Separate Account VL I -Funds

     13. Deductions and Charges from the Account Value; Distribution of the Policies; Federal Tax Considerations

     14.            Detailed Description of Policy Benefits and
                    Provisions -Application for a Policy

     15.            Detailed Description of Policy Benefits and
                    Provisions -Allocation of Premium Payments

     16. Separate Account VL I -Funds; Detailed Description of Policy Benefits and Provisions -Allocation of Premium Payments

Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------




     17. Summary; Detailed Description of Policy Benefits and Provisions -Cash Value and Amount Payable on Surrender of the Policy, The Right to Examine or Exchange the Policy and Surrender/Continuation Options.

     18. Separate Account VL I - Funds; Deduction and Charges from the Account Value; Federal Tax Considerations

     19.            Other Matters -Statements to Policy Owners

     20.            Not applicable

     21.            Detailed Description of Policy Benefits and
                    Provisions -Policy Loans


     22.            Not applicable

     23.            Safekeeping of the Separate Account Assets

     24.            Other Matters -Assignment

     25.            Hartford

     26.            Not applicable

     27.            Hartford

     28.            Hartford; Management

     29.            Hartford


     30.            Not applicable

     31.            Not applicable

     32.            Not applicable

     33.            Not applicable

     34.            Not applicable

     35.            Distribution of the Policies

Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     36.            Not required by Form S-6

     37.            Not applicable

     38.            Distribution of the Policies

     39.            Hartford; Distribution of the Policies

     40.            Not applicable

     41.            Hartford; Distribution of the Policies

     42.            Not applicable

     43.            Not applicable

     44.            Detailed Description of Policy Benefits and
                    Provisions -Allocation of Premium Payments

     45.            Not applicable

     46.            Detailed Description of Policy Benefits and
                    Provision -Cash Value

     47.            Separate Account VL I -Funds

     48.            Cover page; Hartford

     49.            Not applicable

     50.            Separate Account VL I -General

     51. Summary; Hartford; Detailed Description of Policy Benefits and Provisions; Other Matters -Beneficiary

     52.            Separate Account VL I -Funds, Investment
                    Advisers

     53.            Federal Tax Considerations

     54.            Not applicable

     55.            Not applicable

Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     56.            Not required by Form S-6

     57.            Not required by Form S-6

     58.            Not required by Form S-6

     59.            Not required by Form S-6

                                       PART I

                          STAG VARIABLE LIFE ARTISAN
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                    POLICY
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
[LOGO]                     TELEPHONE: 1-800-243-5453

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This Prospectus describes Stag Variable Life Artisan, a flexible premium variable life insurance policy (the "Policy") offered by Hartford Life Insurance Company ("Hartford") to applicants generally between ages 0 and 80. The Policy allows considerable flexibility in selecting the timing and amount of premium payments for the chosen amount of Death Benefit.



The Policy provides for a Death Benefit payable at the death of the Insured. The Policy Owner may select one of three Death Benefit Options: a level amount equal to the Face Amount ("Option A"), a variable amount equal to the Face Amount plus the Account Value ("Option B"), or an increasing amount equal to the Face Amount plus a return of premium ("Option C"). The required minimum initial Face Amount is generally $25,000.



Under all three Death Benefit options, the Policy has Account Values which increase with the payment of each premium and which decrease to reflect fees and charges made by Hartford. These fees and charges vary, depending on such factors as the Face Amount, the age of the Insured and the level of the premium paid. The Account Value will fluctuate to reflect the investment experience of the Funds to which the premium payment(s) has been allocated. The Policy Owner bears the investment risk for all amounts so allocated. There is no guaranteed minimum Account Value for the Policy. However, if the Death Benefit guarantee is in effect, the Policy will not lapse due to poor investment performance.



Payments for the Policies will be held in a series of Separate Account VL I or in the Fixed Account of Hartford. The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account. The Hartford Funds, Putnam Funds and Fidelity are collectively referred to in this Prospectus as the "Funds."



Adviser Fund Sub-Account                      --   shares of Class IA of Hartford Advisers HLS Fund, Inc.
                                                   ("Hartford Advisers Fund")
Hartford Bond Fund Sub-Account                --   shares of Class IA of Hartford Bond HLS Fund, Inc.
                                                   ("Hartford Bond Fund")
Hartford Capital Appreciation Fund            --   shares of Class IA of Hartford Capital Appreciation HLS
  Sub-Account                                      Fund, Inc. ("Hartford Capital Appreciation Fund")
Hartford Dividend and Growth Fund             --   shares of Class IA of Hartford Dividend and Growth HLS
  Sub-Account                                      Fund, Inc. ("Hartford Dividend and Growth Fund")
Hartford Index Fund Sub-Account               --   shares of Class IA of Hartford Index HLS Fund, Inc.
                                                   ("Hartford Index Fund")
Hartford International Opportunities Fund     --   shares of Class IA of Hartford International Opportunities
  Sub-Account                                      HLS Fund, Inc. ("Hartford International Opportunities
                                                   Fund")
Hartford Mortgage Securities Fund             --   shares of Class IA of Hartford Mortgage Securities HLS
  Sub-Account                                      Fund, Inc. ("Hartford Mortgage Securities Fund")
Hartford Stock Fund Sub-Account               --   shares of Class IA of Hartford Stock HLS Fund, Inc.
                                                   ("Hartford Stock Fund")
Hartford Money Market Fund Sub-Account        --   shares of Class IA of Hartford Money Market HLS Fund, Inc.
                                                   ("Hartford Money Market Fund")
Putnam VT Diversified Income Fund             --   shares of Class IA of Putnam VT Diversified Income Fund of
  Sub-Account                                      the Putnam Variable Trust ("Putnam VT Diversified Income
                                                   Fund")
Putnam VT Global Asset Allocation Fund        --   shares of Class IA of Putnam VT Global Asset Allocation
  Sub-Account                                      Fund of Putnam Variable Trust ("Putnam VT Global Asset
                                                   Allocation Fund")
Putnam VT Global Growth Fund Sub-Account      --   shares of Class IA of Putnam VT Global Growth Fund of
                                                   Putnam Variable Trust ("Putnam VT Global Growth Fund")
Putnam VT Growth and Income Fund Sub-Account  --   shares of Class IA of Putnam VT Growth and Income Fund of
                                                   Putnam Variable Trust ("Putnam VT Growth and Income Fund")
Putnam VT High Yield Fund Sub-Account         --   shares of Class IA of Putnam VT High Yield Fund of Putnam
                                                   Variable Trust ("Putnam VT High Yield Fund")
Putnam VT Money Market Fund Sub-Account       --   shares of Class IA of Putnam VT Money Market Fund of
                                                   Putnam Variable Trust ("Putnam VT Money Market Fund")
Putnam VT New Opportunities Fund Sub-Account  --   shares of Class IA of Putnam VT New Opportunities Fund of
                                                   Putnam Variable Trust ("Putnam VT New Opportunities Fund")
Putnam VT U.S. Government and High Quality    --   shares of Class IA of Putnam VT U.S. Government and High
  Bond Sub-Account                                 Quality Bond of Putnam Variable Trust ("Putnam VT U.S.
                                                   Government and High Quality Bond Fund")
Putnam VT Utilities Growth and Income Fund    --   shares of Class IA of Putnam VT Utilities Growth and
  Sub-Account                                      Income of Putnam Variable Trust ("Putnam VT Utilities and
                                                   Income Fund")
Putnam VT Voyager Fund Sub-Account            --   shares of Class IA of Putnam VT Voyager Fund of Putnam
                                                   Variable Trust ("Putnam VT Voyager Fund")
Fidelity VIP Equity-Income Portfolio          --   shares of Fidelity VIP Equity-Income Portfolio of the
  Sub-Account                                      Variable Insurance Products Fund ("Fidelity VIP
                                                   Equity-Income Portfolio")
Fidelity VIP Overseas Portfolio Sub-Account   --   shares of Fidelity VIP Overseas Portfolio of the Variable
                                                   Insurance Products Fund ("Fidelity VIP Overseas
                                                   Portfolio")
Fidelity VIP II Asset Manager Portfolio       --   shares of Fidelity VIP II Asset Manager Portfolio of the
  Sub-Account                                      Variable Insurance Products Fund ("Fidelity VIP II Asset
                                                   Manager Portfolio")


--------------------------------------------------------------------------------
IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------
THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................    8
   General.............................................................    8
   Premium.............................................................    8
     Premium Payment Flexibility.......................................    8
     Allocation of Premium Payments....................................    8
     Accumulation Units................................................    9
     Accumulation Unit Values..........................................    9
     Premium Limitation................................................    9
   Account Values......................................................    9
     Amount Payable on Surrender of the Policy.........................   10
     Sales Load Refund.................................................   10
     Withdrawals.......................................................   10
   Transfers of Account Value..........................................   10
     Amount and Frequency of Transfers.................................   10
     Transfers to or from Sub-Accounts.................................   10
     Transfers from the Fixed Account..................................   11
     Dollar Cost Averaging Option Program..............................   11
   Policy Loans........................................................   11
     Preferred Loan....................................................   11
     Loan Interest.....................................................   11
     Credited Interest.................................................   11
     Loan Repayments...................................................   11
     Termination Due to Excessive Indebtedness.........................   12
     Effect of Loans on Account Value..................................   12
   Death Benefit.......................................................   12
     Death Benefit Options.............................................   12
     Option Change.....................................................   12
     Death Benefit Guarantee...........................................   12
     Minimum Death Benefit.............................................   13
     Increases and Decreases in Face Amount............................   13
   Benefits at Maturity................................................   13
   Lapse and Reinstatement.............................................   13
     Policy Lapse and Grace Period.....................................   13
     Death Benefit Guarantee Default and Grace Period..................   14
     Reinstatement.....................................................   14
   The Right to Examine or Exchange the Policy.........................   14
   Surrenders..........................................................   14
     Administrative Expense Surrender Charge...........................   14
     Sales Surrender Charge............................................   15
   Valuation of Payments and Transfers.................................   15
   Application for a Policy............................................   15
   Reduced Charges for Eligible Groups.................................   15
   Deductions from Premiums............................................   16
     Premium Tax Charge and Federal Tax Charge.........................   16
     Front-End Sales Load..............................................   16
     Example of Front-End Sales Loads/Impact of Refund of Sales Load...   16
   Deductions and Charges from the Account Value.......................   17
     Monthly Deduction Amounts.........................................   17
     Charges Against the Funds.........................................   18
     Taxes.............................................................   18
 HARTFORD..............................................................   18
 SEPARATE ACCOUNT VL I.................................................   19
   General.............................................................   19
   Funds...............................................................   19
     Hartford Funds....................................................   19
     Putnam Funds......................................................   19

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------


                                                                         PAGE
                                                                         ----
     Fidelity VIP Funds................................................   20
   Investment Adviser..................................................   21
     Hartford Funds....................................................   21
     Putnam Funds......................................................   21
     Fidelity VIP Funds................................................   22
 THE FIXED ACCOUNT.....................................................   22
 OTHER MATTERS.........................................................   22
   Voting Rights.......................................................   22
   Statements to Policy Owners.........................................   23
   Limit on Right to Contest...........................................   23
   Misstatement as to Age..............................................   23
   Payment Options.....................................................   23
   Beneficiary.........................................................   23
   Assignment..........................................................   24
   Dividends...........................................................   24
 SUPPLEMENTAL BENEFITS.................................................   24
   Maturity Date Extension Rider.......................................   24
   Term Insurance Rider................................................   24
   Deduction Amount Waiver Rider.......................................   24
   Waiver of Specified Amount Disability Benefit Rider.................   24
   Accidental Death Benefit Rider......................................   24
 EXECUTIVE OFFICERS AND DIRECTORS......................................   24
 DISTRIBUTION OF THE POLICY............................................   29
 SAFEKEEPING OF SEPARATE ACCOUNT ASSETS................................   29
 FEDERAL TAX CONSIDERATIONS............................................   29
   General.............................................................   29
   Taxation of Hartford and the Separate Account.......................   29
   Income Taxation of Policy Benefits..................................   30
   Modified Endowment Contracts........................................   30
   Estate and Generation Skipping Taxes................................   31
   Diversification Requirements........................................   31
   Ownership of the Assets in the Separate Account.....................   31
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   32
   Federal Income Tax Withholding......................................   32
   Non-Individual Ownership of Policies................................   32
   Other...............................................................   32
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   32
 LEGAL PROCEEDINGS.....................................................   32
 LEGAL MATTERS.........................................................   32
 EXPERTS...............................................................   32
 REGISTRATION STATEMENT................................................   32
 APPENDIX A -- ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
   SURRENDER VALUES....................................................   33



                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                 SPECIAL TERMS


As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: An amount used to determine certain Policy benefits and charges equal to the total of all amounts in the Fixed Account, the Loan Account and the Sub-Accounts.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness.

CASH VALUE: The Account Value less any applicable Surrender Charges.

CODE: The Internal Revenue Code of 1986, as amended.

COST OF INSURANCE: An amount deducted as part of the Monthly Deduction Amount to help cover Hartford's anticipated mortality costs and other expenses.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The premium required to maintain the Death Benefit guarantee.


DATE OF ISSUE: The date from which the Policy's suicide and incontestability provisions are measured.


DEATH BENEFIT: On the Policy Date, the Death Benefit equals the Face Amount. Thereafter, it may change in accordance with the terms of the Death Benefit Option provision, the Minimum Death Benefit provision, the Death Benefit Guarantee provision and the Withdrawals provision.


DEATH BENEFIT GUARANTEE PREMIUM: The amount of monthly premium required to keep the Death Benefit guarantee available, as shown in the Policy's specifications page, and used to calculate the Cumulative Death Benefit Guarantee Premium.



DEATH BENEFIT OPTION: The Death Benefit Option in effect determines how the Death Benefit is calculated. For a description of the three Death Benefit Options, see "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 12.


DEATH PROCEEDS: The amount which We will pay on the death of the Insured. This amount equals the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a Grace Period.


FACE AMOUNT: On the Policy Date, the Face Amount equals the initial Face Amount. Thereafter, the Face Amount may be increased or decreased, in accordance with the terms of the Policy.



FIXED ACCOUNT: The portion of the Account Value invested in the General Account.


FIXED ACCOUNT MINIMUM CREDITED RATE: The minimum rate credited to amounts allocated to the Fixed Account.

FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.


GENERAL ACCOUNT: All assets of Hartford other than those allocated to its separate accounts, including the Separate Account.



GRACE PERIOD: The 61 day period between the day Your Policy goes into default and the day on which Your Policy terminates.



HARTFORD (ALSO "WE," "US," "OUR"): Hartford Life Insurance Company.


IN WRITING: In a written form satisfactory to Us.


INDEBTEDNESS: All loans taken on the Policy, plus any interest due or accrued, minus any Policy loan repayments.



INSURED: The person on whose life a Policy is issued.


ISSUE AGE: As of the Policy Date, the age of the Insured on his/her last birthday.


LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and the Sub-Accounts as a result of Policy loans. Amounts are held as collateral and are credited with interest at the Fixed Account Minimum Credited Rate. Amounts held in the Loan Account are not subject to the investment experience of the Separate Accounts.



MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date, except that whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.


MONTHLY DEDUCTION AMOUNT: The charges deducted from the Account Value on the Monthly Activity Date.

NATIONAL SERVICE CENTER: Located in Minneapolis, Minnesota.


NET PREMIUM: The amount of each premium allocated to the Account Value after a deduction is made from the premium for the premium tax and federal tax charge and the front-end sales load.


OPTION C LIMIT: The maximum amount that will be returned in addition to the Face Amount under the Option C (Return of Premium) Death Benefit. See the Policy's specifications page.


PLANNED PREMIUM: The amount of premium that You intend to pay, as indicated on Your Policy application and shown on Your Policy's specifications page.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------


POLICY: For a Policy issued to an individual, the Policy is a flexible premium variable life insurance policy. In certain states, for a group Policy, the Policy is an individual flexible premium variable life insurance certificate evidencing a participating interest in a master group Policy.


POLICY ANNIVERSARY: An anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.


POLICY OWNER (ALSO "YOU," "YOUR"): The person having rights to benefits under a Policy during the lifetime of the Insured. A Policy Owner includes a person to whom a certificate is issued as part of a master group Policy. A Policy Owner may or may not be the Insured.



POLICY YEAR: An annual period computed from the Policy Date.


PREFERRED LOAN: A portion of the Indebtedness on which a lower interest rate is charged.


PRO RATA BASIS: An allocation method based on the proportion of the Account Value in the Fixed Account and each of the Sub-Accounts.


SCHEDULED MATURITY DATE: The date on which the Policy will mature, unless extended by rider.


SEC: U.S. Securities and Exchange Commission.



SEPARATE ACCOUNT: An account established by Hartford to separate the assets funding the Policy from other assets of Hartford.; in this case, Separate Account VL I.



SUB-ACCOUNT: A variable subdivision of the Separate Account.


SURRENDER CHARGE: A charge that may be assessed if the Face Amount is decreased or You surrender the Policy.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.


VIP: The Variable Insurance Products Fund.



VIP II: The Variable Insurance Products Fund II.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                    SUMMARY

                                   THE POLICY


    This Prospectus has been designed to provide You with the necessary information to make a decision on purchasing a flexible premium variable life insurance Policy. The Policy is primarily a life insurance policy with death benefits, cash values, and other features traditionally associated with life insurance. The Policy is called "flexible premium" because, once the desired level and pattern of death benefits have been determined, a Policy Owner has considerable flexibility in choosing the timing and amount of premium to be paid. The Policy is called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Account Value will, and the Death Benefit may, increase or decrease depending on the investment experience of the Funds to which the Net Premium(s) has been allocated.



    The Policy is funded by a Fixed Account and Separate Account VL I. Separate Account VL I is presently comprised of 22 Sub-Accounts, each of which invests exclusively in one of the underlying Funds. If an initial premium is submitted with an application for a Policy, the Net Premium will be allocated to the Hartford Money Market Sub-Account. At a later date, the values in the Hartford Money Market Sub-Account will be allocated to one or more of the Sub-Accounts or to the Fixed Account, as specified in the Policy Owner's application. This later date is the latest of: (1) 45 days after the application is signed; (2) 10 days after We mail or personally deliver a Notice of Withdrawal Right; (3) 10 days after We receive the initial premium; and (4) the date on which We receive the final requirement to put the Policy in force. The Policy is credited with Accumulation Units in each selected Sub-Account, the assets of which are invested in the applicable Fund. A Policy Owner may transfer the assets among the Sub-Accounts and the Fixed Account, subject to any applicable transfer charge. See "Detailed Description of Policy Benefits and Provisions -- Transfers of Account Value," page 10.



                                 POLICY OPTIONS



    Available Policy options are structured to give a prospective Policy Owner and his or her sales agent the ability to select a Policy tailored to the prospective Policy Owner's specific life insurance needs.



    The Policy options fall into three major categories:



    1. Death Benefit Options -- The Policy Owner is able to select various levels and patterns of Death Benefits. The Policies provide for three Death Benefit Options: (1) a level Death Benefit equal to the Face Amount ("Option A"); (2) the Face Amount plus Return of Account Value Death Benefit ("Option B") ; or (3) the Face Amount plus Return of Premium Death Benefit ("Option C"). At the death of the Insured, We will pay the Death Proceeds to the beneficiary. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 12.



    2. Investment Options -- Currently, the Policy Owner has the choice of allocating the Account Value among a maximum of nine of the Policy's 23 investment choices (22 Sub-Accounts and the Fixed Account). Currently, the Funds are Hartford Advisers Fund, Hartford Bond Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford Index Fund, Hartford International Opportunities Fund, Hartford Mortgage Securities Fund, Hartford Stock Fund, and Hartford Money Market Fund; Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund; and Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio. Prospective purchasers should read the prospectuses for the Funds accompanying this Prospectus in connection with the purchase of a Policy. For a discussion of the investment objectives of each of the Funds, see "Separate Account VL I," page 18.



    3. Premium Options -- The Policy Owner has the flexibility to choose, within limits, the desired Policy premium schedule and the amount and frequency of subsequent premiums. Prior to Policy issue, You can choose a Planned Premium within a range determined by Hartford based on the Face Amount and each Insured's gender (except where unisex rates apply), Issue Age and risk classification. See "Detailed Description of Policy Benefits and Provisions -- Premium -- Premium Payment Flexibility," page 8.


                                 FIXED ACCOUNT


    Premium payments and Account Values may be allocated to the Fixed Account. Amounts allocated to the Fixed Account become part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investments of insurance company general accounts.



                                 ACCOUNT VALUE



    As with many other types of insurance policies, each Policy will have an Account Value. The Account Value will increase or decrease to reflect the interest credited to the Fixed Account and the Loan Account (when applicable), the investment experience of the Sub-Accounts applicable to the Policy, any premium payments, deductions for the Monthly Deduction Amount, and any withdrawals. There is no minimum guaranteed Account Value and the Policy

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


Owner bears the risk of the investment in the Funds. However, if the Death Benefit guarantee is in effect, the Policy will not lapse due to poor investment performance. See "Detailed Description of Policy Benefits and Provisions -- Premium -- Account Values," page 9.


                          DEDUCTIONS FROM THE PREMIUM

    Before the premium is allocated to the Account Value, a deduction as a percentage of premium is made for the premium tax and federal tax charge and front-end sales load. The amount of each premium (after such deductions) allocated to the Account Value is Your Net Premium.



                   PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE



    We deduct, as a percentage of each premium, a premium tax charge to cover premium-based taxes assessed against Hartford by a state or other governmental entity. Such percentage will vary by locale, depending on the tax rates in effect at the time a Policy is issued. The range for such premium taxes generally is between 0% and 4%.

    We also deduct a current charge of 1.25% of each premium for federal taxes imposed under Section 848 of the Code.

                              FRONT-END SALES LOAD


    The front-end sales load is a charge deducted from each premium payment. The current and maximum front-end sales load percentage is 2% in Policy Year 1 and 2% in Policy Years 2 through 10. Thereafter, the front-end sales load is currently 0%. Hartford reserves the right to charge a maximum of 2%.


                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE


    We will subtract amounts from Your Account Value to provide for the Monthly Deduction Amount. Such deductions will be taken on a Pro Rata Basis from the Fixed Account and the Sub-Accounts on each Monthly Activity Date.



    The Monthly Deduction Amount equals the sum of:



(a) the cost of insurance;



(b) the charges for additional benefits provided by rider, if any;



(c) the charges for "special" insurance class rating, if any;



(d) the monthly administrative fee; and



(e) the mortality and expense risk charge.



    Hartford may also set up a provision for income taxes against the assets of Separate Account VL I. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value," page 17, and "Federal Tax Considerations," page 28.



    Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.


                           CHARGES AGAINST THE FUNDS


    Separate Account VL I purchases shares of the Funds at net asset value. The net asset value of Fund shares reflects investment advisory fees and administrative and other expenses already deducted from the assets of the Funds. See the accompanying Fund prospectuses for more detail.



    The following table shows annual Fund operating expenses for the year ended December 31, 1997:



                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)



                                                        TOTAL FUND
                   MANAGEMENT     OTHER EXPENSES    OPERATING EXPENSES
                  FEES (ABSENT    (ABSENT EXPENSE    (ABSENT WAIVERS/
                  FEE WAIVERS)    REIMBURSEMENTS)   REIMBURSEMENTS)(1)
                  -------------  -----------------  -------------------
Hartford
 Advisers Fund..       0.610%           0.020%              0.630%
Hartford Bond
 Fund...........       0.490%           0.020%              0.510%
Hartford Capital
 Appreciation
 Fund...........       0.620%           0.020%              0.640%
Hartford
 Dividend and
 Growth Fund....       0.660%           0.020%              0.680%
Hartford Index
 Fund...........       0.375%           0.015%              0.390%
Hartford
 International
 Opportunities
 Fund...........       0.680%           0.090%              0.770%
Hartford
 Mortgage
 Securities
 Fund...........       0.425%           0.025%              0.450%
Hartford Stock
 Fund...........       0.430%           0.020%              0.450%
Hartford Money
 Market Fund....       0.425%           0.015%              0.440%
Putnam VT
 Diversified
 Income Fund....       0.690%           0.110%              0.800%
Putnam VT Global
 Asset
 Allocation
 Fund...........       0.660%           0.110%              0.770%
Putnam VT Global
 Growth Fund....       0.600%           0.150%              0.750%
Putnam VT Growth
 and Income
 Fund...........       0.470%           0.040%              0.510%
Putnam VT High
 Yield Fund.....       0.660%           0.060%              0.720%

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                        TOTAL FUND
                   MANAGEMENT     OTHER EXPENSES    OPERATING EXPENSES
                  FEES (ABSENT    (ABSENT EXPENSE    (ABSENT WAIVERS/
                  FEE WAIVERS)    REIMBURSEMENTS)   REIMBURSEMENTS)(1)
                  -------------  -----------------  -------------------
Putnam VT Money
 Market Fund....       0.450%           0.090%              0.540%
Putnam VT New
 Opportunities
 Fund...........       0.580%           0.050%              0.630%
Putnam VT U.S.
 Government and
 High Quality
 Bond Fund......       0.610%           0.080%              0.690%
Putnam VT
 Utilities
 Growth and
 Income Fund....       0.670%           0.070%              0.740%
Putnam VT
 Voyager Fund...       0.540%           0.050%              0.590%
Fidelity VIP
 Equity-Income
 Portfolio
 (2)............       0.500%           0.080%              0.580%
Fidelity VIP
 Overseas
 Portfolio
 (2)............       0.750%           0.170%              0.920%
Fidelity VIP II
 Asset Manager
 Portfolio
 (2)............       0.550%           0.100%              0.650%


------------

(1) Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the services provided in consideration of the operating expenses deducted, please see the accompanying Funds prospectuses.



(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.570% for Fidelity VIP Equity-Income Portfolio, 0.900% for Fidelity VIP Overseas Portfolio and 0.640% for Fidelity VIP II Asset Manager Portfolio.



                                  POLICY LOANS



    A Policy Owner may obtain a cash loan from Hartford. The loan is secured by the Policy. At the time such loan is requested, Indebtedness may not exceed the Cash Surrender Value. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 11.

                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY


    Any person purchasing a Policy has a limited right to return such Policy for cancellation. If a purchaser returns a Policy (a) within 10 days after receiving such Policy, (b) 10 days after We mail or personally deliver a Notice of Withdrawal Right or (c) within 45 days after completion of the application for the Policy, whichever is latest (subject to applicable state regulation), Hartford, within 7 business days thereafter, will return to such Policy Owner the greater of (a) the premium paid minus any Indebtedness, or (b) the sum of
(1) the Account Value, minus any Indebtedness, on the date the returned Policy is received by Hartford or by its agent, and (2) any deductions under such Policy or by the Funds for taxes, charges or fees.



    Additionally, once the Policy is in effect, it may be exchanged during the first 24 months after its Date of Issue for a non-variable life insurance policy offered by Hartford on the life of the Insured without submitting proof of insurability.


                         DETAILED DESCRIPTION OF POLICY
                            BENEFITS AND PROVISIONS

                                    GENERAL


    This Prospectus describes a flexible premium variable life insurance Policy that offers a Policy Owner considerable flexibility in selecting the timing and amount of premium payments.


                                    PREMIUM

PREMIUM PAYMENT FLEXIBILITY


    You have considerable flexibility as to when and in what amounts You pay premiums. Prior to Policy issue, You can choose a Planned Premium, within a range determined by Hartford, based on the Face Amount and the Insured's sex (except where unisex rates apply), Issue Age and risk classification. We will send You premium notices for Planned Premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from Your checking account. The Planned Premium and payment mode You select are shown on Your Policy's specifications page. You may change the Planned Premium at any time, subject to Our minimum amount rules then in effect.



    The Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is available. For more details, see "-- Lapse and Reinstatement," page 13.


ALLOCATION OF PREMIUM PAYMENTS


    The initial Net Premium will be allocated to the Hartford Money Market Sub-Account on the later of the Policy Date or the date We receive the initial premium payment



    The value in the Hartford Money Market Sub-Account will then be allocated to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the Policy application on the latest of: (1) 45 days after the Policy application is signed; (2) 10 days after We receive the premium payment;
(3) 10 days after We mail or personally deliver to You a Notice of Withdrawal Right; and (4) the

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


date We receive the final requirement to put the Policy in force ("free-look end date").



    Any additional Net Premium derived from premium payments received by Us prior to the free-look end date will be allocated to the Hartford Money Market Sub-Account.



    You may change Your premium allocation by request In Writing. Portions of the premium allocated to the Fixed Account and the Sub-Accounts must be whole percentages. Net Premiums other than the initial Net Premium will be allocated to the Fixed Account and the Sub-Accounts according to Your most recent instructions, subject to the following: Currently, the Account Value may be allocated to a maximum of nine Sub-Accounts. (Hartford reserves the right to increase the number of allocable investment options to more than nine in the future.) If We receive a premium payment and Your most recent allocation instructions would violate the foregoing allocation limitation, We will allocate the Net Premium to the Fixed Account and the Sub-Accounts on a Pro Rata Basis.



    You will receive several different types of notification as to what Your current premium allocation is. The initial allocation chosen by You is shown in Your Policy. Each transactional confirmation received after a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement will summarize the current premium allocation in effect for such Policy.

ACCUMULATION UNITS


    Net Premiums allocated to the Sub-Accounts are used to credit Accumulation Units to those Sub-Accounts.



    The number of Accumulation Units credited to each Sub-Account with respect to Your Policy (including the initial allocation to Hartford Money Market Sub-Account and the amount credited to the Fixed Account) is determined by, first, multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of the Net Premium to be invested in the Fixed Account or a Sub-Account. Each portion to be invested in a Sub-Account is then divided by the Accumulation Unit value (as hereinafter defined) for that particular Sub-Account, as next computed following receipt of the premium payment.

ACCUMULATION UNIT VALUES


    The Accumulation Unit value for each Sub-Account varies to reflect the investment experience of the applicable Fund. It is determined on each Valuation Day by multiplying the Accumulation Unit value on the preceding Valuation Day by the Net Investment Factor (as hereinafter defined) for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.



    All valuations in connection with the Policy (e.g., with respect to determining Account Value, in connection with Policy loans, or with respect to the calculation of Death Benefits or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium payment) will be made on the date the valuation request or a premium payment is received by Hartford at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


PREMIUM LIMITATION


    If a premium payment is received which would cause the Policy to fail to meet the definition of a life insurance contract under the Code, Hartford reserves the right to refund such excess premium and any interest thereon within 60 days after the end of a Policy Year.



    We reserve the right to require evidence of insurability for any premium payment that results in an increase in the Death Benefit greater than the amount of such premium payment.



    The minimum premium payment is $50. Any premium payment in excess of $1,000,000 is subject to Hartford's approval.


                                 ACCOUNT VALUES


    The Policy will have an Account Value. There is no minimum guaranteed Account Value. The Account Value will vary to reflect the investment experience of the underlying Funds. The Account Value changes on a daily basis and will be computed on each Valuation Day. The Account Value will increase to reflect interest credited to the Fixed Account and the Loan Account (when applicable) and any premium payments. The Account Value will decrease to reflect deductions for the Monthly Deduction Amount and any withdrawals.



    The Account Value of a Policy equals the Account Value in the Sub-Accounts plus the value of the Fixed Account and the Loan Account. The Account Value of a particular Policy is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which premium payments on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current Accumulation Unit value of that Sub-Account and then totaling the result for all of the Sub-Accounts. The Cash Value equals the Account Value less any applicable Surrender Charges. The Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Cash Value less any

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Indebtedness. See "-- Premium -- Accumulation Units," above.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY


    As long as the Policy is in effect, a Policy Owner may elect to fully surrender the Policy, without the consent of the beneficiary under the Policy (provided the designation of such beneficiary is not irrevocable). Upon surrender, the Policy Owner will receive the Cash Surrender Value, determined as of the later of (a) the date Hartford receives the Policy Owner's surrender request In Writing or (b) the surrender date requested by the Policy Owner, and the Policy will terminate.

SALES LOAD REFUND


    If a Policy is surrendered during the first two Policy Years, the Cash Surrender Value may be adjusted upward to reflect a reduced Surrender Charge. For purposes of the Policy, the reduction in the Surrender Charge equals the excess, if any, of the sum of the actual front-end sales load and the Surrender Charge to date divided by the sum of 30% of the aggregate amount of premium payments less than or equal to one Guideline Annual Premium (as hereinafter defined) plus 10% of the aggregate amount of premium payments greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums.



    The Guideline Annual Premium is only used in limiting front-end sales loads and Surrender Charges. For purposes of the Policy, "Guideline Annual Premium" means the level annual premium payment necessary to provide the future benefits under the Policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Smoker or Non-Smoker (CSO) Table, an assumed annual net rate of return of 5% per year and deduction of the fees and charges specified in the Policy.



WITHDRAWALS



    One Policy withdrawal is allowed each calendar month. The minimum withdrawal allowed is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the Death Benefit Option then in effect under a Policy is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to Our rules then in effect. Unless specified otherwise, the withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts. Currently, Hartford does not impose a withdrawal charge. However, Hartford reserves the right to impose in the future a withdrawal charge of up to $10.



    Additionally, a Surrender Charge, equal to the proportion of the current Surrender Charge represented by the amount of the Policy withdrawal to the Account Value immediately prior to such withdrawal, will be deducted from the Account Value.



    Any decrease in the Face Amount resulting from a Policy withdrawal may result in a partial Surrender Charge. See "-- Death Benefit -- Increases and Decreases in Face Amount," page 13.


                           TRANSFERS OF ACCOUNT VALUE


AMOUNT AND FREQUENCY OF TRANSFERS



    Upon request and as long as Your Policy is in effect, You may transfer amounts among the Fixed Account and the Sub-Accounts. Transfers may be made by request In Writing or by calling Our National Service Center at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requiring callers to provide certain identifying information for themselves (if they are not Policy Owners) and the Policy Owner. All transfer instructions communicated by telephone are tape recorded.


    The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect.


    Currently, the Policy Owner may make one transfer per calendar month free of charge, excluding any transfers made pursuant to Your enrollment in the dollar cost averaging option. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25.



    We reserve the right to limit at a future date the size of transfers and remaining balances and the number and frequency of transfers.



    For Policies purchased in New York, each transfer cannot exceed $2 million.


TRANSFERS TO OR FROM SUB-ACCOUNTS


    You may request to transfer some or all of Your Account Value between the Sub-Accounts. When You request such a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer will be made are reduced and the number of Accumulation Units credited to the Sub-Account to which the transfer will be made are increased.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


    The amount of any such increase or decrease of Accumulation Units will be determined by dividing:



1.  the amount transferred, by


2. the Accumulation Unit value for the effected Sub-Account, determined as of the next Valuation Day after We receive Your transfer request In Writing.

TRANSFERS FROM THE FIXED ACCOUNT


    In addition to the conditions set forth above, transfers from the Fixed Account are subject to the following:


1. the transfer must occur during the 30-day period following each Policy Anniversary; and


2. if Your accumulated value in the Fixed Account exceeds $1,000, the amount You transfer from the Fixed Account in any Policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. We reserve the right to modify the restrictions on transfers from the Fixed Account.



DOLLAR COST AVERAGING OPTION PROGRAM


    You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the dollar cost averaging (DCA) option program. If You choose to participate in the DCA program, Your Net Premiums will be deposited into the Hartford Money Market Sub-Account. Each month, amounts will be withdrawn from that Sub-Account and allocated to the other investment options in accordance with Your allocation instructions. The transfer date will be the monthly anniversary of Your first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either In Writing or by telephone, subject to the telephone transfer procedures described above. Your Net Premium will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Sub-Account is less than the amount You have elected to transfer, Your participation in the DCA program will terminate.


    You may also cancel Your DCA election by notice In Writing to Hartford or by calling Our National Service Center at 1-800-231-5453.



    The main objective of the DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows Policy Owners to take advantage of market fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, the DCA program allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long-term. However, it is important to understand that a DCA program does not assure a profit or protect against loss in a declining market. Policy Owners who choose to participate in the DCA program should have the financial ability to continue making investments through periods of low price levels.


                                  POLICY LOANS


    While a Policy remains in effect, a Policy Owner may obtain a cash loan from Hartford, without the consent of the beneficiary under the Policy (provided the designation of such beneficiary is not irrevocable). Any such loan is secured by the Policy. Total Indebtedness (including the accrued interest on prior Policy loans plus the amount of the requested loan) at the time the new Policy loan is requested may not exceed the Cash Surrender Value. The minimum Policy loan amount is $500.



    The amount of each Policy loan will be transferred, on a Pro Rata Basis, from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.


PREFERRED LOAN


    If, at any time after the tenth Policy Anniversary, the Account Value exceeds the total of all premiums paid since issue, a Preferred Loan is available to the Policy Owner. The amount available for a Preferred Loan is the amount by which the Account Value exceeds total premiums paid. The amount of Indebtedness that qualifies as a Preferred Loan is determined on each Monthly Activity Date. The amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate equal to the Fixed Account Minimum Credited Rate. A lower interest rate is charged on Preferred Loans than on the rest of Your Indebtedness, if any.


LOAN INTEREST


    Interest on Indebtedness will accrue daily. The table below shows the interest rate We will charge on Your Indebtedness.



  POLICY                                    FIXED ACCOUNT MINIMUM
   YEAR     PORTION OF INDEBTEDNESS          CREDITED RATE PLUS
----------  ------------------------------  ---------------------
   1-10     All Indebtedness                             2%
  11 and
  later     Preferred Loans (if any)                     0%
            All Indebtedness in excess of
            Preferred Loans                              1%


CREDITED INTEREST

    Any amounts in the Loan Account will be credited with interest at a rate equal to the Fixed Account Minimum Credited Rate.

LOAN REPAYMENTS


    You can repay all or any part of Your Indebtedness at any time while Your Policy is in force. Each payment against Your Indebtedness must be at least $50 and will be deducted

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


from the Loan Account, and allocated among the Fixed Account and the Sub-Accounts in the same percentages as for Your premium payment allocations.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS


    If total Indebtedness equals or exceeds Cash Value on any Monthly Activity Date, Your Policy will terminate. See "-- Lapse and Reinstatement," page 13.

EFFECT OF LOANS ON ACCOUNT VALUE


    A Policy loan, whether or not repaid, will have a permanent effect on Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. Additionally, the interest rate credited to the Fixed Account may be greater than the Fixed Account Minimum Credited Rate. The longer a Policy loan is outstanding, the greater the effect, whether favorable or unfavorable, on Your Account Value is likely to be. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no Policy loan been made. If the Fixed Account and the Sub-Accounts earn less than the annual interest rate for funds held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no Policy loan been made. Additionally, the aggregate amount of the outstanding Indebtedness, if not repaid, will reduce the Death Proceeds and the Cash Surrender Value otherwise payable.


                                 DEATH BENEFIT


    The Policy provides for the payment of the Death Proceeds to the named beneficiary upon the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a Grace Period. The Death Benefit depends on the Death Benefit Option You select, the minimum Death Benefit provision, and whether or not the Death Benefit guarantee is available. All or part of the Death Proceeds may be paid in cash or applied under a payment option under the Policy. See "Other Matters -- Payment Options," page 22.

DEATH BENEFIT OPTIONS


    There are three Death Benefit Options: (1) the Level Death Benefit Option ("Option A"), (2) the Return of Account Value Death Benefit Option ("Option B"), and (3) the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum Death Benefit described below, the Death Benefit under each option equals the following:



1.  Under Option A, the Face Amount.



2.  Under Option B, the Face Amount plus the Account Value.



3. Under Option C, the Face Amount plus the lesser of: (a) the sum of the premium payments under the Policy, and (b) the Option C Limit.


OPTION CHANGE


    You may change Your Death Benefit Option by notifying Us In Writing of the change. Any such change will become effective on the Monthly Activity Date following the date We receive Your request. If You elect to change Your Death Benefit Option to Option A, the Face Amount will become that amount available as a Death Benefit immediately prior to such option change. If You elect to change Your Death Benefit Option to Option B, the Face Amount will become the amount available as a Death Benefit immediately prior to such option change, minus the then-current Account Value. Changing your Death Benefit Option may result in a Surrender Charge. (See "-- Increases and Decreases in Face Amount," page 13.) You should consult a competent tax adviser regarding the possible adverse tax consequences resulting from a change in your Death Benefit Option.


DEATH BENEFIT GUARANTEE


    The Death Benefit guarantee will keep the Policy in force, regardless of the investment performance of the Sub-Accounts under the Policy, provided the following conditions are met:



1. The Policy is in the first 10 Policy Years (except in certain states where a period less than 10 years may apply); and



2. On each Monthly Activity Date during the first 10 Policy Years the cumulative premium paid into the Policy, less Indebtedness and less any withdrawals, equals or exceeds the Cumulative Death Benefit Guarantee premium on that date.



    If the Face Amount has not been increased or decreased, the Cumulative Death Benefit Guarantee Premium is the aggregate of:



1. the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; and



2. the current Monthly Death Benefit Guarantee Premium shown on the Policy's specifications page.


    The Monthly Death Benefit Guarantee Premium will be adjusted to reflect any increases or decreases in the Face Amount during the Death Benefit guarantee period. We will send You a schedule showing the new Monthly Death Benefit Guarantee Premium required for this period and the Death Benefit Guarantee Premium received to date.


    While the Death Benefit guarantee is available, the Death Benefit will be the Face Amount, regardless of the selected Death Benefit Option.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

MINIMUM DEATH BENEFIT


    The Policy has a minimum Death Benefit feature which automatically increases the Death Benefit so that it will never be less than the Account Value multiplied by the Minimum Death Benefit Percentage specified in the Policy. This percentage varies according to the Insured's Issue Age, gender (where unisex rates are not used) and insurance class and the Policy Year.



EXAMPLES OF THE MINIMUM DEATH BENEFIT:



                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................    Level       Level



    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the Death Proceeds payable to the beneficiary under the Policy.


    In Example B, the minimum Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).
INCREASES AND DECREASES IN FACE AMOUNT


    At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on Our rules then in effect. We reserve the right to limit the number of increases or decreases made under the Policy to not more than one in any 12 month period.



    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date We receive Your request In Writing. The remaining Face Amount must not be less than that allowed by Our minimum rules then in effect. If You ask to decrease Your Face Amount below the initial Face Amount, a Surrender Charge may be assessed, equal to:


1.  the Surrender Charge applicable to the current Policy Year; multiplied by

2.  the percentage described below.

    The percentage used to determine the Surrender Charge will be calculated by:

1. subtracting the requested Face Amount from the lowest Face Amount prior to the request; and

2.  dividing that difference by the lowest Face Amount prior to the request.

    The Surrender Charge assessed will be deducted from Your Account Value on the Monthly Activity Date effective for the decrease.


    All requests to increase the Face Amount must be applied for on a new Policy application and accompanied by Your Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy's specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made.


                              BENEFITS AT MATURITY


    If the Insured is living on the Scheduled Maturity Date, upon surrender of the Policy to Hartford, We will pay the Cash Surrender Value to the Policy Owner. On the Scheduled Maturity Date, the Policy will terminate, unless extended by rider, and Hartford will have no further obligations under the Policy.


                            LAPSE AND REINSTATEMENT

POLICY LAPSE AND GRACE PERIOD

    During the first Policy Year, the Policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.


    During the second Policy Year, the Policy will be in default on any Monthly Activity Date on which the Account Value, less Indebtedness, less 50% of the Surrender Charge for the second Policy Year, is insufficient to cover the Monthly Deduction Amount.


    During the third Policy Year and thereafter, the Policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.


    A 61-day "Grace Period" will begin from the date of any Policy default. Upon default, Hartford will mail the Policy Owner and any assignee written notice of the amount of premium that will be required to continue the Policy in force. The premium required will be no greater than the amount required to pay Monthly Deduction Amounts during the Grace Period plus three additional Monthly Deduction Amounts. Unless the Death Benefit guarantee is available, the Policy will terminate without value if the required premium is not paid by the end of the Grace Period. If the Death Benefit guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the Death Benefit will be reduced to the Face Amount and any Policy riders will no longer be in force. If the Insured dies during the Grace Period, We will pay the Death Proceeds.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD


    On every Monthly Activity Date during the Death Benefit guarantee period, We will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.



    If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit guarantee will be deemed to be in default as of that Monthly Activity Date and the Grace Period will begin. We will mail the Policy Owner and any assignee written notice of the amount of premium required to continue the Death Benefit guarantee.



    The Death Benefit guarantee will be removed from the Policy at the end of the Grace Period if We have not received the amount of premium required to continue such guarantee.


REINSTATEMENT

    Unless the Policy has been surrendered for its Cash Surrender Value, the Policy may be reinstated prior to the Scheduled Maturity Date, provided:


1. You make Your reinstatement request In Writing within five years after the Policy termination date;



2.  You submit satisfactory evidence of insurability to Us;



3. Any Indebtedness existing at the time the Policy was terminated is repaid or carried over to the reinstated Policy; and



4. You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the Policy is reinstated.



    The Account Value on the reinstatement date equals:



1.  The Cash Value at the time of Policy termination; plus



2. Net Premiums derived from premiums paid at the time of Policy reinstatement; minus



3. the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus



4. the Surrender Charge at the time of Policy reinstatement. The Surrender Charge is based on the duration from the original Policy Date.


                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY


    A Policy Owner has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery, to Hartford or to the agent who sold such Policy, to be canceled (a) within 10 days after receipt of the Policy by the Policy Owner, (b) within 10 days of Hartford's mailing or personal delivering a Notice of Right to Withdraw to the Policy Owner, or (c) within 45 days of completion of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the Policy Owner, within 7 days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (x) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or by its agent and (y) any deductions for taxes, charges or fees under such Policy or by the Funds.



    Once the Policy is in effect, it may be exchanged during the first 24 months after its issuance for a non-variable life insurance policy offered by Us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classification as the Policy for which the policy was exchanged. An exchange of the Policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.



                                   SURRENDERS



    You may surrender the Policy or withdraw money from it at any time prior to the Scheduled Maturity Date, provided the Policy has a Cash Surrender Value. If You withdraw money from Your Policy and the Death Benefit Option at the time of the withdrawal is either Option A (Level Option) or Option C (Return of Premium Option), the Face Amount will be reduced by an amount equal to the reduction in the Account Value resulting from the withdrawal. Any decrease in the Face Amount resulting from a withdrawal may result in a partial Surrender Charge. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit -- Increases and Decreases in Face Amount," page 13.



    During the first 15 Policy Years, a Surrender Charge will apply. The Surrender Charge consists of (1) an administrative expense surrender charge and
(2) a sales surrender charge.


ADMINISTRATIVE EXPENSE SURRENDER CHARGE


    The administrative expense surrender charge is designed to cover the administrative expenses associated with underwriting and issuing a Policy, including the costs of processing Policy applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing Policy records.



    The administrative expense surrender charge varies, based on the Insured's age on the Date of Issue and the state in which the Policy was issued. Your sales representative can provide you with the actual administrative expense surrender charge that applies to your Issue Age.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


    The following table represents the administrative expense surrender charge for an Insured age 45 on the Date of Issue. The amount of the administrative expense surrender charge remains level for five Policy Years. After the fifth Policy Anniversary, such charge decreases uniformly each month until the end of Policy Year 15, at which time it is zero.



            AMOUNT PER                AMOUNT PER
             $1,000 OF                 $1,000 OF
 POLICY    INITIAL FACE    POLICY    INITIAL FACE
  YEAR        AMOUNT        YEAR        AMOUNT
---------  -------------  ---------  -------------
    1        $    5.00        9        $    3.18
    2        $    5.00       10        $    2.73
    3        $    5.00       11        $    2.27
    4        $    5.00       12        $    1.82
    5        $    5.00       13        $    1.36
    6        $    4.55       14        $    0.91
    7        $    4.09       15        $    0.45
    8        $    3.64       16        $    0.00


    The sum of the Administrative Expense Surrender Charge and the Monthly Administrative Charge will not exceed the cost Hartford incurs in providing administrative services under the Policy. Hartford does not expect to profit from the Administrative Expense Surrender Charge.

SALES SURRENDER CHARGE


    The sales surrender charge is designed to cover expenses relating to the sale and distribution of the Policy, including commissions paid to any sales personnel, the cost of preparing sales literature and other promotional activities.



    The sales surrender charge varies, based on the Insured's age on the Date of Issue and the state in which the Policy was issued. Your sales representative can provide you with the actual sales surrender charge that applies to Your Issue Age.



    The following table represents the sales surrender charge for an Insured age 45 on the Date of Issue. The amount of such charge remains level for five Policy Years. After the fifth Policy Anniversary, the sales surrender charge decreases uniformly each month until the end Policy Year 15, at which time it is zero.



            AMOUNT PER                AMOUNT PER
             $1,000 OF                 $1,000 OF
 POLICY    INITIAL FACE    POLICY    INITIAL FACE
  YEAR        AMOUNT        YEAR        AMOUNT
---------  -------------  ---------  -------------
    1        $    7.00        9        $    4.45
    2        $    7.00       10        $    3.82
    3        $    7.00       11        $    3.18
    4        $    7.00       12        $    2.55
    5        $    7.00       13        $    1.91
    6        $    6.36       14        $    1.27
    7        $    5.73       15        $    0.64
    8        $    5.09       16        $    0.00


                      VALUATION OF PAYMENTS AND TRANSFERS


    We value the Policy on each Valuation Day.



    We will pay Death Proceeds, Cash Surrender Values, Withdrawals and Policy loan amounts allocable to the Sub-Accounts within 7 days after We receive all the information needed to process any such payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.


    Hartford may defer payment of any amounts allocated to the Fixed Account for up to six months from the date on which We receive the request.

                            APPLICATION FOR A POLICY


    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, an applicant for a Policy may choose the initial Face Amount. Policies generally will be issued only on the lives of Insureds between the ages of 0 and 80 who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the right to reject a Policy application for any reason.



    The Policy will be effective on the Policy Date, provided Hartford has received all outstanding delivery requirements and the initial premium payment. The Policy Date is the date used to determine all future cyclical transactions with respect to the Policy, e.g., the Monthly Activity Date, Policy months and Policy Years.


                      REDUCED CHARGES FOR ELIGIBLE GROUPS


    Certain of the charges and deductions described below may be reduced for a Policy issued in connection with a specific plan, in accordance with Our rules in effect as of the date We approve the Policy application. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to the size of the plan, the expected number of participants and the plan's anticipated premium payment. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary, based on such factors as the size of the plan, the purposes for which the Policy is purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification are a reflection of the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions of charges and deductions and the criteria for a plan's qualification for such reductions.. Reductions of charges will not be unfairly discriminatory against any person, including an affected Policy Owner whose Policy is funded by the Separate Account.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                            DEDUCTIONS FROM PREMIUMS



    Before the allocation of a premium payment to the Account Value, a deduction is made from such payment for the premium tax and federal tax charge and the front-end sales load. The amount of each premium allocated to the Account Value after such deductions is Your Net Premium.


PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE


    We deduct a percentage of each premium as a premium tax charge, to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale, depending on the tax rates in effect there at the time the Policy is issued. The range of such premium tax charge is generally between 0% and 4%.



    We also deduct a 1.25% charge from each premium payment to cover the estimated costs to Us of the federal income tax treatment of the Policy's deferred acquisition costs under Section 848 of the Code. We have determined that such federal tax charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums.



    Hartford must factor in the federal tax charge when computing the maximum sales load chargeable under SEC rules.


FRONT-END SALES LOAD


    The front-end sales load is a charge deducted from each premium payment. The current maximum front-end sales load for all premiums is 2.0% in Policy Years 1 through 10. Thereafter, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.



EXAMPLE OF FRONT-END SALES LOADS/IMPACT OF REFUND OF SALES LOAD



    An example of the actual front-end sales load and the impact of the load refund, if any (see "-- Account Values -- Sales Load Refund," page 9 ), for a Policy is shown below. The example uses the same specific information (i.e., Issue Age, Face Amount, premium payment level, etc.) as the illustration on page 34 of this Prospectus.



Death Benefit Option:                    Level
Face Amount:                             $250,000
Charges Assumed:                         Current
Issue Age/Sex/Class:                     45/Male/Preferred
Guideline Annual Premium:                $4,483.41
Annual Planned Premium:                  $3,250.00
Assumed Gross Annual Investment Return:  0%



    The "Total Cumulative Sales Load if Surrendered" column in the table below represents the sum of all sales loads which would have been assessed since the date of Policy issue, assuming a Policy surrender at the end of the corresponding Policy Year.



    The amount shown in the column entitled "Total Cumulative Sales Load if Surrendered" is calculated as followed:


    (1) The sum of the cumulative front-end sales load; plus


    (2) the actual Surrender Charge for the Policy Year; minus



    (3) the sales load refund, if any, applicable to the Policy Year.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                   ADDITIONAL CHARGES/CREDITS IF SURRENDERED


            CUMULATIVE                                                                    TOTAL
             FRONT-END     MAXIMUM    YEAR END     ACTUAL        SALES       SALES      CUMULATIVE
  POLICY       SALES      SURRENDER    ACCOUNT    SURRENDER    SURRENDER     LOAD     SALES LOAD IF
   YEAR        LOAD        CHARGE       VALUE      CHARGE*      CHARGE      REFUND    SURRENDERED**
----------  -----------  -----------  ---------  -----------  -----------  ---------  --------------
    1               65        3,000       1,880       1,880          630           0           695
    2              130        3,000       3,849       3,000        1,750         333         1,547
    3              195        3,000       5,724       3,000        1,750           0         1,945
    4              260        3,000       7,498       3,000        1,750           0         2,010
    5              325        3,000        9247       3,000        1,750           0         2,075
    6              390        2,727      10,887       2,727        1,590           0         1,980
    7              455        2,455      12,433       2,455        1,433           0         1,888
    8              520        2,183      13,878       2,183        1,273           0         1,793
    9              585        1,910      15,212       1,910        1,113           0         1,698
    10             650        1,638      16,429       1,638          955           0         1,605
    11             715        1,363      17,807       1,363          795           0         1,510
    12             780        1,090      19,172       1,090          638           0         1,418
    13             845          818      20,385         818          478           0         1,323
    14             910          545      21,431         545          318           0         1,228
    15             975          273      22,292         273          160           0         1,135
    16           1,040            0      22,949           0            0           0         1,040


     * The Actual Surrender Charge assessed is the smaller of:


       (a)  The contractual maximum Surrender Charge, and



       (b)  Account Value at Policy Year-end.



    ** The "Total Cumulative Sales Load If Surrendered" column assumes a surrender of the Policy at the end of the Policy Year. The amounts shown therein equal:


       (a)  The cumulative front-end sales load; plus


       (b)  The Sales Surrender Charge; minus



       (c)  The sales load refund.


                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS


    On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct the Monthly Deduction Amount from the Account Value to cover certain charges and expenses incurred in connection with the Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.



    The Monthly Deduction Amount equals the sum of:



1.  the charge for the Cost of Insurance;



2.  the monthly administrative charge;



3.  the mortality and expense risk charge; and


4.  the charges for additional benefits provided by rider.

    1.  Cost of Insurance Charge

    The Cost of Insurance charge equals:

     (a) the Cost of Insurance rate per $1,000; multiplied by

     (b) the amount at risk; divided by

     (c) $1,000.

      The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


      A charge for a special insurance class rating of an Insured, if applicable, may be made against the Account Value. This charge is to compensate Hartford for the additional mortality risk associated with individuals in a special insurance class.



      The Cost of Insurance charge is to cover Hartford's anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy;

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    however, Hartford reserves the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. Hartford will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.



      Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.


    2.  Monthly Administrative Charge


      Hartford will assess a monthly administrative charge to reimburse Hartford for administrative costs in connection with the Policy. The current monthly administrative charge is $25 per month in Policy Year 1, $10 per month in Policy Year 2 through 10, and $5 per month thereafter, not to exceed $7.50 per month in Policy Years 11 and later.



      The sum of the monthly administrative charge and the administrative expense surrender charge will not exceed Hartford costs for providing administrative services under the Policy.


    3.  Mortality and Expense Risk Charge

      A charge is made for mortality and expense risks assumed by Hartford. Hartford may profit from this charge. See, also, "-- Account Values," page 9.


      The current mortality and expense risk charge for any Monthly Activity Date is equal to the product of:


     (a) the current mortality and expense risk rate; and


     (b) the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.


      The current and guaranteed mortality and expense risk rate for Policy Years 1 through 10 is 0.80% (.067% per month). Thereafter, the current rate is 0.25% (.021% per month), with a guaranteed and maximum mortality and expense risk rate of 0.50% (.042% per month).



      The mortality risk assumed is that the Cost of Insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Policy will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any such profits for any proper purpose, including any difference between the cost it incurs in distributing the Policy and the proceeds of the front-end sales load. See "-- Front-End Sales Load," page 16.


    4.  Rider Charge


      If the Policy includes riders, a charge applicable to such riders is made from the Account Value on each Monthly Activity Date. The rider charge is to compensate Hartford for the anticipated cost of providing benefits under such riders and is specified on the applicable rider. For a description of the available Policy riders, see "Supplemental Benefits," page 23.


CHARGES AGAINST THE FUNDS


    Separate Account VL I purchases shares of the Funds at net asset value. The net asset value of Fund shares reflects investment advisory fees and administrative expenses already deducted from assets of the Funds. See the accompanying Fund prospectuses for more detail.


TAXES


    Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose taxes on Hartford and/or the Separate Account may result in a charge against the Policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.



                                    HARTFORD



    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                             SEPARATE ACCOUNT VL I

                                    GENERAL


    Separate Account VL I is a separate account of Hartford established on September 18, 1992 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account meets the definition of "separate account" under federal securities laws. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policy. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.


                                     FUNDS


    The assets of each Sub-Account are invested exclusively in one of the Funds. A Policy Owner may allocate premium payments among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of each of the Funds in connection with such allocation. All investment options may not be available in all States. Policy Owners are also advised to read the prospectuses for the Funds accompanying this Prospectus for more detailed information. There is no guarantee that a Fund will achieve its stated investment objectives.


HARTFORD FUNDS


 HARTFORD ADVISERS FUND



    Seeks maximum long term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.



 HARTFORD BOND FUND



    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."


 HARTFORD CAPITAL APPRECIATION FUND


    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.



 HARTFORD DIVIDEND AND GROWTH FUND



    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.



 HARTFORD INDEX FUND


    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND


    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.



 HARTFORD MORTGAGE SECURITIES FUND



    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


 HARTFORD STOCK FUND


    Seeks long-term growth of capital by investing primarily in equity securities.



 HARTFORD MONEY MARKET FUND


    Seeks maximum current income consistent with liquidity and preservation of capital.

PUTNAM FUNDS

 PUTNAM VT DIVERSIFIED INCOME FUND


    Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.


 PUTNAM VT GLOBAL ASSET ALLOCATION FUND

    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY AND AFFILIATES. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM VT GLOBAL GROWTH FUND

    Seeks capital appreciation through a globally diversified portfolio of common stocks.

 PUTNAM VT GROWTH AND INCOME FUND

    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

 PUTNAM VT HIGH YIELD FUND


    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments for high yield securities described in the Fund prospectus.


 PUTNAM VT MONEY MARKET FUND

    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

 PUTNAM VT NEW OPPORTUNITIES FUND


    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above average long-term growth potential.


 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY
BOND FUND


    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


 PUTNAM VT UTILITIES GROWTH AND INCOME FUND

    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

 PUTNAM VT VOYAGER FUND

    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

FIDELITY VIP FUNDS

 FIDELITY VIP EQUITY-INCOME PORTFOLIO


    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio Manager will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for the Portfolio.


 FIDELITY VIP OVERSEAS PORTFOLIO


    Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio. International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.


 FIDELITY VIP II ASSET MANAGER PORTFOLIO


    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.


    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.


    The Hartford Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the 1940 Act. The Putnam Funds are portfolios of the Putnam Variable Trust (formerly, the Putnam Capital Manager Trust), which is organized as a business trust under the laws of Massachusetts and as an open-end series investment company under the 1940 Act. The Fidelity VIP Funds are portfolios of VIP and VIP II, each of which is organized as a Massachusetts business trust and as a diversified open-end management investment company with multiple portfolios.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------


Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund. Fidelity VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II.



    Each Fund continuously issues an unlimited number of full and fractional shares of beneficial interest in such Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund policies, including the Policy, issued by Hartford or its affiliates as permitted by the1940 Act.



    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance Policy Owners or to variable annuity Policy Owners, the Board of Directors for the Hartford Funds and the Board of Trustees for the Putnam Funds and the Fidelity VIP Funds (collectively the "Boards") intend to monitor events in order to identify any material conflicts between the Policy Owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable annuity separate accounts and variable life insurance separate accounts, Hartford will bear the attendant expenses.



    All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and realized gains and/or losses on the assets of each Sub-Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premium payments allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within 7 days of such redemption.



    Subject to compliance with the law as then in effect, Hartford reserves the right to make additions to, deletions from, and/or substitutions for the Separate Account and the Sub-Accounts.. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund is inappropriate in view of the purposes of the Policy, Hartford may substitute shares of another Fund for Fund shares already purchased, or to be purchased, under the Policy. No such substitution will take place without notice to, and the consent of, Policy Owners and without prior approval of the SEC to the extent required by the 1940 Act. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the 1940 Act of the Separate Account or any other separate accounts which may fund the Policy and of which Hartford is the depositor.



    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectuses for the Funds accompanying this Prospectus.


                               INVESTMENT ADVISER

HARTFORD FUNDS


    The investment adviser for the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), Hartford Plaza, Hartford, CT 06115. HL Advisors provides investment advice pursuant to an investment advisory agreement between it and each of the Funds and, in general, supervises the management and investment program of the Hartford Funds. HL Advisors receives a fee for such services.



    The Hartford Investment Management Company, Inc. ("HIMCO"), an affiliate of Hartford organized under Connecticut law, acts as investment sub-adviser to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and Hartford Money Market Fund.



    Wellington Management Company, LLP ("Wellington Management") serves as the investment sub-adviser to the Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund and Hartford Stock Fund. Wellington Management, organized as a private Massachusetts partnership, is a professional investment counseling firm which provides investment services to investment companies, other institutions and individuals. Wellington Management's predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960.



    See the prospectus for the Hartford Funds accompanying this Prospectus for a more complete description of HIMCO and Wellington Management and their respective fees.


PUTNAM FUNDS

    Putnam Management, One Post Office Square, Boston, Massachusetts 02109, serves as the investment manager for the Putnam Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIDELITY VIP FUNDS


    The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("FMR"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts 02109. FMR, founded in 1946, is the original Fidelity company and one of America's largest investment management organizations, composed of a number of different companies offering a variety of financial services and products. FMR provides investment research and portfolio management services to a number of mutual funds and other clients. Various Fidelity companies perform certain activities required to operate VIP and VIP II.


                               THE FIXED ACCOUNT


    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SEC. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



    Premium payments and Account Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.



    The Fixed Account Minimum Credited Rate is shown in the Policy. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Policy. Hartford may credit interest at a rate in excess of the Fixed Account Minimum Credited Rate; however, Hartford is not obligated to credit any interest in excess of the Fixed Account Minimum Credited Rate. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.


                                 OTHER MATTERS

                                 VOTING RIGHTS


    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Policy Owners (or assignees of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are allocable to each Policy Owner is determined by dividing a Policy Owner's interest in each Sub-Account by the net asset value of the shares of the applicable Funds. Hartford will vote shares for which no instructions have been received and shares which are not allocable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, in the event the 1940 Act or any rule promulgated thereunder is amended or Hartford's present interpretation of the law changes and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.



    The voting interests of a Policy Owner (or the assignee) in the Funds will be determined as follows: A Policy Owner may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account, the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with such Policy loan (see "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 11) will not be considered in determining the voting interests of that Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.



    Hartford may disregard voting instructions when required by state insurance regulatory authorities, if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford may disregard voting instructions in favor of changes initiated by a Policy Owner in the investment policy of, or any investment adviser to, the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------


Hartford disregards voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.


                          STATEMENTS TO POLICY OWNERS

    We will send You a statement at least once each Policy Year, showing:

1.  the current Account Value, Cash Surrender Value and Face Amount;


2. the premiums paid, Monthly Deduction Amounts and Policy loans since the last statement;


3.  the amount of any Indebtedness;


4.  any notifications required by the provisions of Your Policy; and



5. any other information required by the insurance department of the state where Your Policy was delivered.


                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of a Policy after it has been in effect during the lifetime of the Insured for two years from the Issue Date. If a Policy is reinstated, such two-year period is measured from the date of reinstatement. In addition, if the Insured commits suicide in such two-year period, or any other period specified in state law, the benefit payable will be limited to the premiums paid, less any Indebtedness and less any withdrawals.


                             MISSTATEMENT AS TO AGE


    If the age of an Insured is incorrectly stated the amount of Death Benefit will be appropriately adjusted, as specified in Your Policy.


                                PAYMENT OPTIONS


    Proceeds under the Policy may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000, unless Hartford consent to a lesser amount. Once payments under the Second Option, the Third Option or the Fourth Option commence, no surrender of the Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments.



    The following payment options are available under the Policy.



FIRST OPTION -- Interest Income



    Payments of interest at the rate We declare (but not less than 3 1/2% per year) on the amount applied under this option.



SECOND OPTION -- Income of Fixed Amount



    Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.



THIRD OPTION -- Payments for a Fixed Period



    An amount payable monthly for the number of years selected which may be from one to 30 years.



FOURTH OPTION -- Life Income



    LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.



    LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.



    The tables in the Policy provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.



    The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. However, Hartford may, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the payment options.



    Hartford will make any other arrangements for income payments as Hartford and the Policy Owner may be agree.


                                  BENEFICIARY


    A prospective purchaser names the beneficiary under a Policy in the Policy application. A Policy Owner may change the beneficiary (unless irrevocably named) during the lifetime of the Insured by request In Writing to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living, or, otherwise, to the Policy Owner's estate.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   ASSIGNMENT


    A Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of notice In Writing of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


                                   DIVIDENDS

    No dividends will be paid under the Policy.


                             SUPPLEMENTAL BENEFITS



    The following supplemental benefits are among the options that may be included in a Policy by rider, subject to the restrictions and limitations set forth therein. The Monthly Deduction Amount will be increased to include the charges for any rider.


                         MATURITY DATE EXTENSION RIDER


    Subject to certain Death Benefit and premium restrictions, we will extend the Scheduled Maturity Date to the date of the death of the Insured, regardless of the age of the Insured. See "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 29.


                              TERM INSURANCE RIDER


    We will pay an amount upon the death of a designated insured person other than the Insured Person while the Policy remains in force.


                         DEDUCTION AMOUNT WAIVER RIDER

    Subject to certain age and underwriting restrictions, a Policy may include a Deduction Amount Waiver Rider. Such rider provides for the waiver of the Monthly Deduction Amount in the event of total disability prior to the Insured reaching Attained Age 65 and continuing for at least six months. For purposes of this section, "Attained Age" means the Issue Age plus the number of fully completed Policy Years. The number of Monthly Deduction Amounts waived depends on the Insured's Attained Age when the disability began. If the Deduction Amount Waiver Rider is added to a Policy, the Monthly Deduction Amounts will be increased to include the charges for such rider.


                           WAIVER OF SPECIFIED AMOUNT
                            DISABILITY BENEFIT RIDER


    If the Insured becomes totally disabled, We will credit the Policy with a premium equal to the Specified Amount Disability Benefit as defined in Your Policy, for as long as the Insured remains totally disabled. The rider is subject to certain qualifications and restrictions.


                         ACCIDENTAL DEATH BENEFIT RIDER


    Subject to certain age and underwriting requirements, a Policy may include an Accidental Death Benefit Rider. Such rider provides for an increase in the amount paid upon the death of the Insured if the death results from an accident.


                        EXECUTIVE OFFICERS AND DIRECTORS


                                         POSITION WITH HARTFORD;             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME; AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Ahn, Dong H., 37                  Vice President, 1998                   Vice President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Bossen Wendell J., 64             Vice President, 1992**                 Vice President (1992-Present), Hartford Life and Accident
                                                                           Insurance Company; President (1992-Present),
                                                                           International Corporate Marketing Group, Inc.; Executive
                                                                           Vice President (1984-1992), Mutual Benefit.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME; AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Boyko, Gregory A., 46             Senior Vice President, Chief           Vice President and Controller (1995-1997), Hartford;
                                  Financial Officer &                      Director (1997-Present); Senior Vice President, Chief
                                  Treasurer, 1997                          Financial Officer & Treasurer (1997-Present); Vice
                                  Director, 1997*                          President & Controller (1995-1997), Hartford Life and
                                                                           Accident Insurance Company; Senior Vice President, Chief
                                                                           Financial Officer & Treasurer (1997-Present), Hartford
                                                                           Life, Inc.; Chief Financial Officer (1994-1995), IMG
                                                                           American Life; Senior Vice President (1992-1994),
                                                                           Connecticut Mutual Life Insurance Company.
Cummins, Peter W., 60             Senior Vice President, 1997            Vice President (1989-1997); Director of Broker Dealer
                                                                           Sales-ILAD (1989-1992), Hartford; Senior Vice President
                                                                           (1997-Present) Vice President (1989-1997); Director of
                                                                           Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                                           Accident Insurance Company.
de Raismes, Ann M., 47            Senior Vice President, 1997            Vice President (1994-1997); Assistant Vice President
                                  Director of Human Resources,             (1992-1994); Hartford; Senior Vice President
                                  1991                                     (1997-Present); Director of Human Resources
                                                                           (1991-Present); Vice President (1994-1997); Assistant
                                                                           Vice President (1992-1994); Hartford Life and Accident
                                                                           Insurance Company; Vice President, Human Resources
                                                                           (1997-Present), Hartford Life, Inc.
Fitch, Timothy M., 45             Vice President, 1995                   Assistant Vice President (1992-1995), Hartford; Vice
                                  Actuary, 1994                            President (1995-Present); Actuary (1994-Present);
                                                                           Assistant Vice President (1992-1995), Hartford Life and
                                                                           Accident Insurance Company.
Foy, David T., 31                 Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Vice
                                                                           President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Gardner, Bruce D., 47             Vice President, 1995                   Director (1994-1997); General Counsel & Corporate
                                                                           Secretary (1991-1995), Hartford; Vice President
                                                                           (1995-1997); Director (1995-1997); General Counsel &
                                                                           Corporate Secretary (1991-1995), Hartford Life and
                                                                           Accident Insurance Company.
Garrett, J. Richard, 53           Vice President, 1993                   Treasurer (1986-1997), Hartford; Vice President
                                  Assistant Treasurer, 1997                (1993-Present); Assistant Treasurer (1997-Present);
                                                                           Treasurer (1983-1997); Hartford Life and Accident
                                                                           Insurance Company; Treasurer (1977), The Hartford
                                                                           Financial Services Group.
Ginnetti, John P., 52             Executive Vice President and           Senior Vice President-Individual Life and Annuity Division
                                  Director, Asset Management               (1988-1994), Hartford; Director (1988-Present); Director
                                  Services, 1994                           (1988-Present); Executive Vice President & Director,
                                  Director, 1988*                          Asset Management Services (1994-Present); Senior Vice
                                                                           President-Individual Life and Annuity Division
                                                                           (1988-1994), Hartford Life and Accident Insurance
                                                                           Company; Executive Vice President, Asset Management,
                                                                           Hartford Life, Inc. (1997-Present).

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME; AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Godfrey, William A., III, 41      Senior Vice President, 1997            Senior Vice President (1997-Present), Hartford; Senior
                                                                           Vice President (1997-Present), Harford Life and Accident
                                                                           Insurance Company; Vice President Information Technology
                                                                           (1997-Present), Hartford Life, Inc.
Godkin, Lynda, 44                 Senior Vice President, 1997            Associate General Counsel (1995-1996); Assistant General
                                  General Counsel, 1996                    Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                  Corporate Secretary, 1995                Hartford; Director (1997-Present); Senior Vice President
                                  Director, 1997*                          (1997-Present); General Counsel (1996-Present);
                                                                           Corporate Secretary (1995-Present); Associate General
                                                                           Counsel (1995-1996); Assistant General Counsel and
                                                                           Secretary (1994-1995); Counsel (1990-1994), Hartford
                                                                           Life and Accident Insurance Company; Vice President and
                                                                           General Counsel (1997-Present), Hartford Life, Inc.
Grady, Lois W., 53                Senior Vice President, 1998            Vice President (1993-1998); Assistant Vice President
                                  Vice President, 1993                     (1987-1993), Hartford; Senior Vice President (1998);
                                                                           Vice President (1993-1997); Assistant Vice President
                                                                           (1987-1993), Hartford Life and Accident Insurance
                                                                           Company.
Graham, Christopher, 47           Vice President, 1997
Hunt, Mark E., 37                 Vice President, 1998                   Assistant Vice President (1997-1998), Hartford; Vice
                                                                           President (1998-Present), Assistant Vice President
                                                                           (1997-1998), Hartford Life and Accident Insurance
                                                                           Company.
Joyce, Stephen T., 39             Vice President, 1997                   Assistant Vice President (1994-1997), Hartford; Assistant
                                                                           Vice President (1994-1997), Hartford Life and Accident
                                                                           Insurance Company.
Keeler, Michael D., 37            Vice President, 1998                   Vice President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Kerzner, Robert A., 46            Senior Vice President, 1998            Vice President, (1995-1998); Regional Vice President
                                  Vice President, 1995                     (1991-1994), Hartford; Vice President (1994-1997),
                                                                           Hartford Life and Accident Insurance Company.
Levenson, David N., 31            Vice President, 1998                   Assistant Vice President (1995-Present), Hartford.
Maher, Steven M., 43              Vice President, 1992                   Assistant Vice President (1987-1992), Hartford; Vice
                                  Actuary, 1987                            President (1993-Present); Actuary (1987-Present);
                                                                           Assistant Vice President (1987-1993), Hartford Life and
                                                                           Accident Insurance Company.
Malchodi, William B., Jr., 50     Vice President, 1994                   Director of Taxes, Hartford (1991-1998); Director of Taxes
                                                                           (1992-1998), Hartford Life and Accident Insurance
                                                                           Company.
Marra, Raymond J., 37             Vice President, 1998                   Assistant Vice President (1997-Present), Hartford; Vice
                                                                           President (1998-Present), Assistant Vice President
                                                                           (1994-1997), Hartford Life and Accident Insurance
                                                                           Company.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME; AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Marra, Thomas M., 39              Executive Vice President, 1995         Senior Vice President (1994-1995); Vice President
                                  Director, Individual Life and            (1989-1994); Actuary (1987-1995), Hartford; Director
                                  Annuity Division, 1994                   (1994-Present); Executive Vice President (1995-Present);
                                  Director, 1994*                          Senior Vice President (1994-1995); Director, Individual
                                                                           Life and Annuity Division (1994-Present); Actuary
                                                                           (1987-1997), Hartford Life and Accident Insurance
                                                                           Company; Executive Vice President, Individual Life and
                                                                           Annuities (1997-Present), Hartford Life, Inc.
Nolan, Robert F., Jr., 43         Senior Vice President, 1997            Vice President (1995-1997); Assistant Vice President
                                                                           (1992-1995), Hartford; Vice President (1995-1997);
                                                                           Assistant Vice President (1992-1995), Hartford Life and
                                                                           Accident Insurance Company; Vice President, Corporate
                                                                           Relations (1997-Present), Hartford Life, Inc.; Manager,
                                                                           Public Relations (1986), Aetna Life and Casualty
                                                                           Insurance Company.
Noto, Joseph J., 46               Vice President, 1989                   Executive Vice President & Chief Operating Officer
                                                                           (1997-Present); Director (1994-Present); President
                                                                           (1994-1997), American Maturity Life Insurance Company;
                                                                           Vice President (1989-1997), Hartford Life and Accident
                                                                           Insurance Company.
O'Halloran, C. Michael, 51        Vice President, 1994                   Senior Associate General Counsel (1988-1997), Hartford;
                                                                           Vice President (1994-Present); Senior Associate General
                                                                           Counsel (1988-1997), Hartford Life and Accident
                                                                           Insurance Company; Corporate Secretary (1997-Present),
                                                                           Hartford Life, Inc.; Vice President (1994-Present);
                                                                           Senior Associate General Counsel (1988-Present);
                                                                           Director of Corporate Law (1994-Present), The Hartford
                                                                           Financial Services Group.
O'Rourke, Lawrence M., 44         Vice President, 1998                   Vice President, (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
O'Sullivan, Daniel E., 43         Vice President, 1998                   Vice President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Raymond, Craig R., 37             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                                  Chief Actuary, 1994                      (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1995-Present);
                                                                           Vice President (1993-1997); Actuary (1990-1995),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President and Chief Actuary (1997-Present), Hartford
                                                                           Life, Inc.
Robinson, Mary P., 38             Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Assistant
                                                                           Vice President (1995-1998), Hartford Life and Accident
                                                                           Insurance Company.
Salama, Donald A., 50             Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company.
Schiltz, Timothy P., 37           Vice President, 1997                   Assistant Vice President (1994-1997), Hartford; Vice
                                                                           President (1997-Present); Assistant Vice President
                                                                           (1994-1997), Hartford Life and Accident Insurance
                                                                           Company; Consulting Actuary (1992-1993), Milliman &
                                                                           Robertson, Inc.; Consulting Actuary (1988-1992) Chalke
                                                                           Incorporated.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME; AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Smith, Lowndes A., 58             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                                  Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief
                                  Director, 1981*                          Executive Officer (1997-Present); Chief Operating
                                                                           Officer (1989-1997), Hartford Life and Accident
                                                                           Insurance Company; Chief Executive Officer and President
                                                                           and Director (1997-Present), Hartford Life, Inc.
Stevenson, Keith A., 44           Vice President, 1998

Sweeney, Edward A., 51            Vice President, 1993                   Chicago Regional Manager (1985-1993), Hartford; Vice
                                                                           President (1993-Present), Hartford Life and Accident
                                                                           Insurance Company.
Tilbor, Judith V., 46             Vice President, 1998                   Assistant Vice President (1994-1998), Hartford; Vice
                                                                           President (1998-Present), Assistant Vice President
                                                                           (1994-1998), Hartford Life and Accident Insurance
                                                                           Company.
Welnicki, Raymond P., 49          Senior Vice President &                Vice President (1993-1994), Hartford; Director
                                  Director, Employee Benefit               (1994-Present); Senior Vice President (1995-Present);
                                  Division, 1994                           Director, Employee Benefit Division (1997-Present); Vice
                                  Director, 1994*                          President (1993-1995), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President, Employee
                                                                           Benefits (1997-Present), Hartford Life, Inc.; Board of
                                                                           Directors, Ethix Corp.
Welsh, Walter C., 51              Senior Vice President, 1997            Vice President (1995-1997); Assistant Vice President
                                                                           (1992-1995), Hartford; Senior Vice President
                                                                           (1997-Present); Vice President (1995-1997); Assistant
                                                                           Vice President (1992-1995), Hartford Life and Accident
                                                                           Insurance Company; Vice President, Government Affairs
                                                                           (1997-Present), Hartford Life, Inc.
Zlatkus, Lizabeth H., 39          Senior Vice President, 1997            Vice President (1994-1997); Assistant Vice President
                                  Director, 1994*                          (1992-1994), Hartford; Director (1994-Present); Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1994),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President, Group Life and Disability (1997-Present),
                                                                           Hartford Life, Inc.
Znamierowski, David M., 38        Senior Vice President, 1997            Vice President (1997), Hartford; Director (1998-Present)
                                  Director, Risk Management                Senior Vice President (1997-Present), Hartford Life and
                                  Strategy, 1996                           Accident Insurance Company; Vice President, Investment
                                  Director, 1998*                          Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                                           President, Investment Strategy & Policy, Aetna Life and
                                                                           Casualty.
---------
 * Denotes date of election to Hartford's Board of Directors.
** Affiliated company of The Hartford Financial Services Group, Inc.


    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999,
Hartford, CT 06104-2999.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                           DISTRIBUTION OF THE POLICY


    Hartford intends to sell the Policy in all jurisdictions where it is licensed to do business. The Policy will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, CT 06089, or certain other independent registered broker-dealers. Any sales representative or employee selling the Policy will be qualified to sell variable life insurance policies under applicable federal and state laws. Each broker-dealer selling the Policy is registered with the SEC under the Securities Exchange Act of 1934, and all such broker-dealers are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Policy.



    During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, 2.0% of premium paid between the Target Premium and a 2nd Tier Target Premium and 1.0% of premium paid in excess of the 2nd Tier Target Premium. The Target Premium and the 2nd Tier Target Premium is an amount used to calculate sales commissions. The amounts vary by the: (1) age; (2) gender; and (3) underwriting of the class of the Insured. In Policy Years 2 and later, sales representative commissions will not exceed 2.0% of the premiums paid. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary.



    Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be difference for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or surrender variable insurance products.



                            SAFEKEEPING OF SEPARATE
                                 ACCOUNT ASSETS



    The assets of the Separate Account are held by Hartford and are kept physically segregated and held separate and apart from the General Account. Hartford maintains records of all purchases and redemptions of Fund shares. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all officers and employees of Hartford.


                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL


    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.



    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.


                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy. (See "Detailed Description of Policy Benefits and Provisions -- Accumulation Unit Values, on page 9).

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


                       INCOME TAXATION OF POLICY BENEFITS



    For federal income tax purposes, the Policies should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the policy value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    Hartford also believes that any loan received under a Policy will be treated as Indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy Owners should consult a qualified tax adviser concerning the effect of such changes.



    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


                          MODIFIED ENDOWMENT CONTRACTS


    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC.



    If the Policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the Policy is changed materially. The seven-pay test will be applied anew at any time the Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy within the first seven years, the seven-pay test is applied as if the Policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the contract is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includable in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the Owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The Owner's investment in the contract is increased by the amount includable in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).



    Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.



    Before assigning, pledging, or requesting a loan under a contract that is a MEC, an Owner should consult a qualified tax adviser.



    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------


    Hartford has instituted procedures to monitor whether a Policy may become classified as a MEC after issue.


                      ESTATE AND GENERATION SKIPPING TAXES


    When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Policy Owner was not the Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.



    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (for
1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.


    If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.


                          DIVERSIFICATION REQUIREMENTS


    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.


    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.


    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT


    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Policies, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.


                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS
    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

                         FEDERAL INCOME TAX WITHHOLDING


    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.



                      NON-INDIVIDUAL OWNERSHIP OF POLICIES



    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.


                                     OTHER


    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.


                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



                               LEGAL PROCEEDINGS



    There are no pending material legal proceedings affecting the Separate Account.



                                 LEGAL MATTERS



    Legal matters in connection with the issue and sale of the flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policy under Connecticut law and the validity of the forms of the Policy under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford.



                                    EXPERTS



    The audited financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



    The hypothetical Policy illustrations have been approved by Kenneth A. McCullum, FSA, MAAA, Director of Individual Life Product Development, and are included in this Prospectus in reliance upon his opinion as to their reasonableness.



                             REGISTRATION STATEMENT



    A registration statement with respect to the Separate Account has been filed with the SEC under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in such registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, Hartford, and the Policy.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------


                                   APPENDIX A
                ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES



    The tables in Appendix A illustrate the way in which the Policy operates. The illustrations show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time, assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume a male, preferred, age 45, with $250,000 of Face Amount and a premium of $3,250 paid in all years.



    The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.



    The illustrations reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.



    The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.70% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.70% average daily charge) of -0.70%, 5.30% and 11.30%, respectively.



    In addition, the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account the front-end sales load, federal tax charge, premium tax charge, Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge. For purpose of the illustrations in this Prospectus, the premium tax charge and federal tax charge is assumed to be an average of 3.5%.



    The hypothetical returns shown in the illustrations are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12%, respectively, to cover any tax charges (see "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value -- Taxes," page 18).



    The "Premiums Accumulated at 5% Interest Per Year" column of each illustration table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.



    Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, a Policy's proposed Face Amount or the initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates, which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             3,413           1,880          --***      250,000        1,880          --***      250,000
      2             6,996           3,849         849***      250,000        3,849         849***      250,000
      3            10,758           5,724       2,724         250,000        5,724       2,724         250,000
      4            14,708           7,499       4,499         250,000        7,499       4,499         250,000
      5            18,856           9,247       6,247         250,000        9,168       6,168         250,000
      6            23,212          10,887       8,160         250,000       10,724       7,997         250,000
      7            27,785          12,433       9,979         250,000       12,153       9,699         250,000
      8            32,586          13,878      11,696         250,000       13,442      11,260         250,000
      9            37,628          15,212      13,303         250,000       14,576      12,667         250,000
     10            42,922          16,430      14,794         250,000       15,539      13,903         250,000
     11            48,481          17,808      16,444         250,000       16,400      15,036         250,000
     12            54,317          19,173      18,082         250,000       17,063      15,972         250,000
     13            60,446          20,386      19,568         250,000       17,519      16,701         250,000
     14            66,880          21,432      20,887         250,000       17,746      17,200         250,000
     15            73,637          22,293      22,020         250,000       17,717      17,444         250,000
     16            80,731          22,950      22,950         250,000       17,402      17,402         250,000
     17            88,180          23,380      23,380         250,000       16,767      16,767         250,000
     18            96,002          23,549      23,549         250,000       15,762      15,762         250,000
     19           104,214          23,423      23,423         250,000       14,332      14,332         250,000
     20           112,838          22,968      22,968         250,000       12,423      12,423         250,000
     25           162,869          15,834      15,834         250,000           --          --              --
     35           308,218              --          --              --           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,182 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             3,413           2,026          --***      250,000        2,026          --***      250,000
      2             6,996           4,265       1,265***      250,000        4,265       1,265***      250,000
      3            10,758           6,537       3,537         250,000        6,537       3,537         250,000
      4            14,708           8,838       5,838         250,000        8,838       5,838         250,000
      5            18,856          11,245       8,245         250,000       11,164       8,164         250,000
      6            23,212          13,679      10,951         250,000       13,507      10,779         250,000
      7            27,785          16,155      13,700         250,000       15,853      13,399         250,000
      8            32,586          18,667      16,485         250,000       18,190      16,008         250,000
      9            37,628          21,208      19,299         250,000       20,499      18,590         250,000
     10            42,922          23,773      22,136         250,000       22,768      21,132         250,000
     11            48,481          26,695      25,331         250,000       25,087      23,723         250,000
     12            54,317          29,776      28,685         250,000       27,345      26,254         250,000
     13            60,446          32,888      32,070         250,000       29,530      28,712         250,000
     14            66,880          36,022      35,477         250,000       31,620      31,074         250,000
     15            73,637          39,164      38,891         250,000       33,587      33,314         250,000
     16            80,731          42,299      42,299         250,000       35,399      35,399         250,000
     17            88,180          45,411      45,411         250,000       37,021      37,021         250,000
     18            96,002          48,474      48,474         250,000       38,399      38,399         250,000
     19           104,214          51,461      51,461         250,000       39,477      39,477         250,000
     20           112,838          54,344      54,344         250,000       40,195      40,195         250,000
     25           162,869          67,606      67,606         250,000       35,927      35,927         250,000
     35           308,218          56,169      56,169         250,000           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN POLICY YEAR 1 AND $1,598 IN
      POLICY YEAR 2.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN POLICY YEARS 1
      THROUGH 10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN
      ALL POLICY YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             3,413           2,173          --***      250,000        2,173          --***      250,000
      2             6,996           4,698       1,698***      250,000        4,698       1,698***      250,000
      3            10,758           7,420       4,420         250,000        7,420       4,420         250,000
      4            14,708          10,354       7,354         250,000       10,354       7,354         250,000
      5            18,856          13,600      10,600         250,000       13,517      10,517         250,000
      6            23,212          17,105      14,378         250,000       16,925      14,198         250,000
      7            27,785          20,915      18,461         250,000       20,953      18,138         250,000
      8            32,586          25,056      22,874         250,000       24,536      22,354         250,000
      9            37,628          29,555      27,646         250,000       28,771      26,862         250,000
     10            42,922          34,448      32,811         250,000       33,320      31,683         250,000
     11            48,481          40,192      38,828         250,000       38,356      36,992         250,000
     12            54,317          46,602      45,511         250,000       43,795      42,704         250,000
     13            60,446          53,630      52,812         250,000       49,681      48,863         250,000
     14            66,880          61,343      60,797         250,000       56,060      55,514         250,000
     15            73,637          69,816      69,543         250,000       62,978      62,706         250,000
     16            80,731          79,138      79,138         250,000       70,493      70,493         250,000
     17            88,180          89,413      89,413         250,000       78,670      78,670         250,000
     18            96,002         100,753     100,753         250,000       87,580      87,580         250,000
     19           104,214         113,294     113,294         250,000       97,308      97,308         250,000
     20           112,838         127,202     127,202         250,000      107,966     107,966         250,000
     25           162,869         226,451     226,451         262,684      181,362     181,362         250,000
     35           308,218         681,261     681,261         715,324      531,828     531,828         558,419



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $13 IN POLICY YEAR 1 AND $2,031 IN
      POLICY YEAR 2.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN POLICY YEARS 1
      THROUGH 10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN
      ALL POLICY YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             3,413           1,872          --***      251,872        1,872          --***      251,872
      2             6,996           3,824         824***      253,824        3,824         824***      253,824
      3            10,758           5,674       2,674         255,674        5,674       2,674         255,674
      4            14,708           7,414       4,414         257,414        7,414       4,414         257,414
      5            18,856           9,120       6,120         259,120        9,038       6,038         259,038
      6            23,212          10,707       7,979         260,707       10,537       7,809         260,537
      7            27,785          12,189       9,734         262,189       11,896       9,442         261,896
      8            32,586          13,557      11,375         263,557       13,101      10,920         263,101
      9            37,628          14,802      12,893         264,802       14,135      12,226         264,135
     10            42,922          15,916      14,279         265,916       14,982      13,346         264,982
     11            48,481          17,176      15,812         267,176       15,705      14,342         265,705
     12            54,317          18,414      17,323         268,414       16,211      15,120         266,211
     13            60,446          19,480      18,661         269,480       16,490      15,672         266,490
     14            66,880          20,355      19,810         270,355       16,520      15,974         266,520
     15            73,637          21,020      20,748         271,020       16,273      16,000         266,273
     16            80,731          21,454      21,454         271,454       15,721      15,721         265,721
     17            88,180          21,634      21,634         271,634       14,833      14,833         264,833
     18            96,002          21,523      21,523         271,523       13,560      13,560         263,560
     19           104,214          21,085      21,085         271,085       11,856      11,856         261,856
     20           112,838          20,290      20,290         270,290        9,675       9,675         259,675
     25           162,869          11,274      11,274         261,274           --          --              --
     35           308,218              --          --              --           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN POLICY YEAR 1 AND $824 IN
      POLICY YEAR 2.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN POLICY YEARS 1
      THROUGH 10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN
      ALL POLICY YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             3,413           2,017          --***      252,017        2,017          --***      252,017
      2             6,996           4,237       1,237***      254,237        4,237       1,237***      254,237
      3            10,758           6,479       3,479         256,479        6,479       3,479         256,479
      4            14,708           8,736       5,736         258,736        8,736       5,736         258,736
      5            18,856          11,087       8,087         261,087       11,002       8,002         261,002
      6            23,212          13,444      10,717         263,444       13,264      10,537         263,264
      7            27,785          15,824      13,369         265,824       15,506      13,052         265,506
      8            32,586          18,215      16,033         268,215       17,710      15,528         267,710
      9            37,628          20,606      18,697         270,606       19,854      17,945         269,854
     10            42,922          22,988      21,352         272,988       21,916      20,280         271,916
     11            48,481          25,690      24,326         275,690       23,980      22,616         273,980
     12            54,317          28,518      27,427         278,518       25,926      24,835         275,926
     13            60,446          31,321      30,503         281,321       27,737      26,919         277,737
     14            66,880          34,080      33,535         284,080       29,380      28,835         279,380
     15            73,637          36,770      36,497         286,770       30,817      30,545         280,817
     16            80,731          39,363      39,363         289,363       32,005      32,005         282,005
     17            88,180          41,828      41,828         291,828       32,895      32,895         282,895
     18            96,002          44,119      44,119         294,119       33,421      33,421         283,421
     19           104,214          46,188      46,188         296,188       33,509      33,509         283,509
     20           112,838          47,986      47,986         297,986       33,088      33,088         283,088
     25           162,869          52,781      52,781         302,781       20,679      20,679         270,679
     35           308,218              --          --              --           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN POLICY YEAR 1 AND $1,237 IN
      POLICY YEAR 2.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN POLICY YEARS 1
      THROUGH 10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN
      ALL POLICY YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             3,413           2,163          --***      252,163        2,163          --***      252,163
      2             6,996           4,668       1,668***      254,668        4,668       1,668***      254,668
      3            10,758           7,354       4,354         257,354        7,354       4,354         257,354
      4            14,708          10,233       7,233         260,233       10,233       7,233         260,233
      5            18,856          13,404      10,404         263,404       13,316      10,316         263,316
      6            23,212          16,804      14,076         266,804       16,613      13,885         266,613
      7            27,785          20,472      18,017         270,472       20,128      17,673         270,128
      8            32,586          24,425      22,243         274,425       23,866      21,685         273,866
      9            37,628          28,679      26,770         278,679       27,831      25,922         277,831
     10            42,922          33,258      31,621         283,258       32,026      30,390         282,026
     11            48,481          38,601      37,237         288,601       36,600      35,236         286,600
     12            54,317          44,523      43,432         294,523       41,442      40,351         291,442
     13            60,446          50,925      50,107         300,925       46,570      45,752         296,570
     14            66,880          57,842      57,297         307,842       51,987      51,441         301,987
     15            73,637          65,307      65,034         315,307       57,692      57,420         307,692
     16            80,731          73,355      73,355         323,355       63,683      63,683         313,683
     17            88,180          82,024      82,024         332,024       69,952      69,952         319,952
     18            96,002          91,340      91,340         341,340       76,475      76,475         326,475
     19           104,214         101,336     101,336         351,336       83,222      83,222         333,222
     20           112,838         112,046     112,046         362,046       90,166      90,166         340,166
     25           162,869         179,944     179,944         429,944      126,697     126,697         376,697
     35           308,218         396,129     396,129         646,129      163,484     163,484         413,484



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $3 IN POLICY YEAR 1 AND $1,668 IN
      YEAR 2.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN POLICY YEARS 1
      THROUGH 10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN
      ALL POLICY YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             3,413           1,869          --***      253,250        1,869          --***      253,250
      2             6,996           3,814         814***      256,500        3,814         814***      256,500
      3            10,758           5,650       2,650         259,750        5,650       2,650         259,750
      4            14,708           7,369       4,369         263,000        7,369       4,369         263,000
      5            18,856           9,048       6,048         266,250        8,964       5,964         266,250
      6            23,212          10,597       7,870         269,500       10,422       7,695         269,500
      7            27,785          12,031       9,577         272,750       11,727       9,273         272,750
      8            32,586          13,339      11,157         276,000       12,861      10,680         276,000
      9            37,628          14,507      12,598         279,250       13,802      11,893         279,250
     10            42,922          15,525      13,889         282,500       14,531      12,895         282,500
     11            48,481          16,671      15,307         285,750       15,102      13,738         285,750
     12            54,317          17,782      16,691         289,000       15,416      14,325         289,000
     13            60,446          18,692      17,874         292,250       15,456      14,638         292,250
     14            66,880          19,378      18,832         295,500       15,188      14,642         295,500
     15            73,637          19,812      19,539         298,750       14,572      14,299         298,750
     16            80,731          19,964      19,964         302,000       13,562      13,562         302,000
     17            88,180          19,799      19,799         305,250       12,106      12,106         305,250
     18            96,002          19,265      19,265         308,500       10,128      10,128         308,500
     19           104,214          18,308      18,308         311,750        7,547       7,547         311,750
     20           112,838          16,873      16,873         315,000        4,275       4,275         315,000
     25           162,869           2,178       2,178         331,250           --          --              --
     35           308,218              --          --              --           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN POLICY YEAR 1 AND $1,147 IN
      POLICY YEAR 2.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN POLICY YEARS 1
      THROUGH 10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN
      ALL POLICY YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             3,413           2,015          --***      253,250        2,015          --***      253,250
      2             6,996           4,228       1,228***      256,500        4,228       1,228***      256,500
      3            10,758           6,458       3,458         259,750        6,458       3,458         259,750
      4            14,708           8,697       5,697         263,000        8,697       5,697         263,000
      5            18,856          11,024       8,024         266,250       10,938       7,938         266,250
      6            23,212          13,351      10,623         269,500       13,166      10,438         269,500
      7            27,785          15,691      13,237         272,750       15,364      12,910         272,750
      8            32,586          18,034      15,852         276,000       17,511      15,330         276,000
      9            37,628          20,366      18,457         279,250       19,583      17,674         279,250
     10            42,922          22,676      21,040         282,500       21,555      19,918         282,500
     11            48,481          25,293      23,930         285,750       23,503      22,139         285,750
     12            54,317          28,028      26,937         289,000       25,305      24,214         289,000
     13            60,446          30,723      29,905         292,250       26,938      26,120         292,250
     14            66,880          33,355      32,809         295,500       28,361      27,816         295,500
     15            73,637          35,895      35,622         298,750       29,525      29,252         298,750
     16            80,731          38,311      38,311         302,000       30,373      30,373         302,000
     17            88,180          40,567      40,567         305,250       30,840      30,840         305,250
     18            96,002          42,608      42,608         308,500       30,833      30,833         308,500
     19           104,214          44,376      44,376         311,750       30,252      30,252         311,750
     20           112,838          45,808      45,808         315,000       28,983      28,983         315,000
     25           162,869          47,286      47,286         331,250        7,380       7,380         331,250
     35           308,218              --          --              --           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN POLICY YEAR 1 AND $1,561 IN
      POLICY YEAR 2.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN POLICY YEARS 1
      THROUGH 10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN
      ALL POLICY YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             3,413           2,161          --***      253,250        2,161          --***      253,250
      2             6,996           4,660       1,660***      256,500        4,660       1,660***      256,500
      3            10,758           7,336       4,336         259,750        7,336       4,336         259,750
      4            14,708          10,200       7,200         263,000       10,200       7,200         263,000
      5            18,856          13,354      10,354         266,250       13,265      10,265         266,250
      6            23,212          16,734      14,007         269,500       16,540      13,812         269,500
      7            27,785          20,380      17,926         272,750       20,030      17,575         272,750
      8            32,586          24,311      22,130         276,000       23,742      21,560         276,000
      9            37,628          28,546      26,637         279,250       27,678      25,769         279,250
     10            42,922          33,109      31,472         282,500       31,848      30,211         282,500
     11            48,481          38,445      37,082         285,750       36,400      35,037         285,750
     12            54,317          44,377      43,286         289,000       41,234      40,143         289,000
     13            60,446          50,815      49,997         292,250       46,370      45,552         292,250
     14            66,880          57,806      57,261         295,500       51,824      51,278         295,500
     15            73,637          65,399      65,126         298,750       57,605      57,332         298,750
     16            80,731          73,650      73,650         302,000       63,727      63,727         302,000
     17            88,180          82,624      82,624         305,250       70,204      70,204         305,250
     18            96,002          92,386      92,386         308,500       77,036      77,036         308,500
     19           104,214         103,015     103,015         311,750       84,229      84,229         311,750
     20           112,838         114,607     114,607         315,000       91,796      91,796         315,000
     25           162,869         193,638     193,638         331,250      136,356     136,356         331,250
     35           308,218         570,676     570,676         599,209      290,693     290,693         363,750



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $1 IN POLICY YEAR ONE AND $1,993 IN
      POLICY YEAR 2.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN POLICY YEARS 1
      THROUGH 10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN
      ALL POLICY YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account Variable Life One and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Variable Life One) (the Accounts) as of December 31, 1997, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Variable Life One) as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

                      This page intentionally left blank.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1997

                                                                             MONEY
                                                BOND FUND    STOCK FUND   MARKET FUND  ADVISERS FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   -----------  -----------  -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                          6,126,697
    Cost                          $ 6,175,275
    Market Value.............................  $6,431,524        --           --            --
  Hartford Stock Fund, Inc.
    Shares                          5,633,636
    Cost                          $21,694,200
    Market Value.............................      --        $28,862,960      --            --
  HVA Money Market Fund, Inc.
    Shares                         28,396,174
    Cost                          $28,396,174
    Market Value.............................      --            --       $28,396,174       --
  Hartford Advisers Fund, Inc.
    Shares                          8,606,167
    Cost                          $18,229,999
    Market Value.............................      --            --           --        $21,745,596
  Hartford Capital Appreciation Fund, Inc.
    Shares                          8,287,312
    Cost                          $30,089,636
    Market Value.............................      --            --           --            --
  Hartford Mortgage Securities Fund, Inc.
    Shares                          1,367,449
    Cost                          $ 1,415,536
    Market Value.............................      --            --           --            --
  Hartford Index Fund, Inc.
    Shares                          6,345,629
    Cost                          $15,029,978
    Market Value.............................      --            --           --            --
  Hartford International Opportunities Fund,
   Inc.
    Shares                          8,114,031
    Cost                          $10,441,260
    Market Value.............................      --            --           --            --
  Hartford Dividend and Growth Fund, Inc.
    Shares                          6,065,007
    Cost                          $10,161,421
    Market Value.............................      --            --           --            --
  Fidelity VIP Equity Income Fund
    Shares                            436,568
    Cost                          $ 8,912,437
    Market Value.............................      --            --           --            --
  Fidelity VIP Overseas Fund
    Shares                            119,117
    Cost                          $ 2,203,337
    Market Value.............................      --            --           --            --
  Fidelity VIP II Asset Manager Fund
    Shares                             79,720
    Cost                          $ 1,297,633
    Market Value.............................      --            --           --            --
  Due from Hartford Life Insurance Company...       2,220        33,585    2,250,671          6,292
  Receivable from fund shares sold...........      --            --           --            --
                                               -----------   -----------  -----------  -------------
  Total Assets...............................   6,433,744    28,896,545   30,646,845     21,751,888
                                               -----------   -----------  -----------  -------------
LIABILITIES:
  Due to Hartford Life Insurance Company.....      --            --           --            --
  Payable for fund shares purchased..........       2,212        39,158    2,235,168          6,288
                                               -----------   -----------  -----------  -------------
  Total Liabilities..........................       2,212        39,158    2,235,168          6,288
                                               -----------   -----------  -----------  -------------
  Net Assets (variable life contract
   liabilities)..............................  $6,431,532    $28,857,387  $28,411,677   $21,745,600
                                               -----------   -----------  -----------  -------------
                                               -----------   -----------  -----------  -------------

  Units Owned by Participants................   4,682,927    12,274,396   22,938,171     11,168,239
  Unit Values................................  $ 1.373400    $ 2.351023   $ 1.238620    $  1.947093

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                    CAPITAL           MORTGAGE                      INTERNATIONAL      DIVIDEND AND
                                               APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                               -----------------   ---------------   -----------  ------------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                          6,126,697
    Cost                          $ 6,175,275
    Market Value.............................        --                 --               --             --                 --
  Hartford Stock Fund, Inc.
    Shares                          5,633,636
    Cost                          $21,694,200
    Market Value.............................        --                 --               --             --                 --
  HVA Money Market Fund, Inc.
    Shares                         28,396,174
    Cost                          $28,396,174
    Market Value.............................        --                 --               --             --                 --
  Hartford Advisers Fund, Inc.
    Shares                          8,606,167
    Cost                          $18,229,999
    Market Value.............................        --                 --               --             --                 --
  Hartford Capital Appreciation Fund, Inc.
    Shares                          8,287,312
    Cost                          $30,089,636
    Market Value.............................     $36,544,702           --                              --                 --
                                                                                        ---
  Hartford Mortgage Securities Fund, Inc.
    Shares                          1,367,449
    Cost                          $ 1,415,536
    Market Value.............................        --              $1,482,016          --             --                 --
  Hartford Index Fund, Inc.
    Shares                          6,345,629
    Cost                          $15,029,978
    Market Value.............................        --                 --           $18,260,874        --                 --
  Hartford International Opportunities Fund,
   Inc.
    Shares                          8,114,031
    Cost                          $10,441,260
    Market Value.............................        --                 --               --          $10,503,264           --
  Hartford Dividend and Growth Fund, Inc.
    Shares                          6,065,007
    Cost                          $10,161,421
    Market Value.............................        --                 --               --             --             $11,840,883
  Fidelity VIP Equity Income Fund
    Shares                            436,568
    Cost                          $ 8,912,437
    Market Value.............................        --                 --               --             --                 --
  Fidelity VIP Overseas Fund
    Shares                            119,117
    Cost                          $ 2,203,337
    Market Value.............................        --                 --               --             --                 --
  Fidelity VIP II Asset Manager Fund
    Shares                             79,720
    Cost                          $ 1,297,633
    Market Value.............................        --                 --               --             --                 --
  Due from Hartford Life Insurance Company...        --                      24       1,192,005            9,093           --
  Receivable from fund shares sold...........         190,884           --               --             --                 332,178
                                               -----------------   ---------------   -----------  ------------------   ------------
  Total Assets...............................      36,735,586         1,482,040      19,452,879       10,512,357        12,173,061
                                               -----------------   ---------------   -----------  ------------------   ------------
LIABILITIES:
  Due to Hartford Life Insurance Company.....         214,772           --               --             --                 389,143
  Payable for fund shares purchased..........        --                      23       1,139,289           15,847           --
                                               -----------------   ---------------   -----------  ------------------   ------------
  Total Liabilities..........................         214,772                23       1,139,289           15,847           389,143
                                               -----------------   ---------------   -----------  ------------------   ------------
  Net Assets (variable life contract
   liabilities)..............................     $36,520,814        $1,482,017      $18,313,590     $10,496,510       $11,783,918
                                               -----------------   ---------------   -----------  ------------------   ------------
                                               -----------------   ---------------   -----------  ------------------   ------------

  Units Owned by Participants................      17,097,936         1,098,266       7,883,666        6,990,394         5,895,844
  Unit Values................................     $  2.135978        $ 1.349414      $ 2.322979      $  1.501562       $  1.998682

                                                  FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                                                 EQUITY-INCOME        OVERSEAS        ASSET MANAGER
                                                   PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                               ------------------   -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                          6,126,697
    Cost                          $ 6,175,275
    Market Value.............................        --                 --                --
  Hartford Stock Fund, Inc.
    Shares                          5,633,636
    Cost                          $21,694,200
    Market Value.............................        --                 --                --
  HVA Money Market Fund, Inc.
    Shares                         28,396,174
    Cost                          $28,396,174
    Market Value.............................        --                 --                --
  Hartford Advisers Fund, Inc.
    Shares                          8,606,167
    Cost                          $18,229,999
    Market Value.............................        --                 --                --
  Hartford Capital Appreciation Fund, Inc.
    Shares                          8,287,312
    Cost                          $30,089,636
    Market Value.............................        --                 --                --

  Hartford Mortgage Securities Fund, Inc.
    Shares                          1,367,449
    Cost                          $ 1,415,536
    Market Value.............................        --                 --                --
  Hartford Index Fund, Inc.
    Shares                          6,345,629
    Cost                          $15,029,978
    Market Value.............................        --                 --                --
  Hartford International Opportunities Fund,
   Inc.
    Shares                          8,114,031
    Cost                          $10,441,260
    Market Value.............................        --                 --                --
  Hartford Dividend and Growth Fund, Inc.
    Shares                          6,065,007
    Cost                          $10,161,421
    Market Value.............................        --                 --                --
  Fidelity VIP Equity Income Fund
    Shares                            436,568
    Cost                          $ 8,912,437
    Market Value.............................     $10,599,872           --                --
  Fidelity VIP Overseas Fund
    Shares                            119,117
    Cost                          $ 2,203,337
    Market Value.............................        --              $2,287,053           --
  Fidelity VIP II Asset Manager Fund
    Shares                             79,720
    Cost                          $ 1,297,633
    Market Value.............................        --                 --              $1,435,755
  Due from Hartford Life Insurance Company...          13,828           --                     464
  Receivable from fund shares sold...........        --                 --                --
                                               ------------------   -------------   ------------------
  Total Assets...............................      10,613,700         2,287,053          1,436,219
                                               ------------------   -------------   ------------------
LIABILITIES:
  Due to Hartford Life Insurance Company.....        --                     405           --
  Payable for fund shares purchased..........          12,185            30,709                464
                                               ------------------   -------------   ------------------
  Total Liabilities..........................          12,185            31,114                464
                                               ------------------   -------------   ------------------
  Net Assets (variable life contract
   liabilities)..............................     $10,601,515        $2,255,939         $1,435,755
                                               ------------------   -------------   ------------------
                                               ------------------   -------------   ------------------
  Units Owned by Participants................       6,040,099         1,663,544            943,170
  Unit Values................................     $  1.755189        $ 1.356104         $ 1.522265

SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                              MONEY
                                                BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..................................   $294,913     $   246,080   $ 1,060,601    $  409,507
                                               -----------   -----------   -----------   -------------
    Net investment income (loss).............    294,913         246,080     1,060,601       409,507
                                               -----------   -----------   -----------   -------------
CAPITAL GAINS INCOME.........................     --             827,575       --            507,384
                                               -----------   -----------   -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................      4,795          (3,225)      --              6,559
  Net unrealized appreciation (depreciation)
   of investments during the period..........    202,163       4,386,067       --          2,125,547
                                               -----------   -----------   -----------   -------------
    Net gain (loss) on investments...........    206,958       4,382,842       --          2,132,106
                                               -----------   -----------   -----------   -------------
    Net increase (decrease) in net assets
     resulting from operations...............   $501,871     $ 5,456,497   $ 1,060,601    $3,048,997
                                               -----------   -----------   -----------   -------------
                                               -----------   -----------   -----------   -------------

   The accompanying notes are an integral part of these financial statements.

                                                    CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                                               APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                               -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..................................     $  167,160          $ 88,963       $   179,138       $  97,324         $  149,562
                                               -----------------   ---------------   -----------      ----------        ------------
    Net investment income (loss).............        167,160            88,963           179,138          97,324            149,562
                                               -----------------   ---------------   -----------      ----------        ------------
CAPITAL GAINS INCOME.........................      1,675,075           --                620,188         745,516            100,558
                                               -----------------   ---------------   -----------      ----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................        (30,085)            5,516            25,769         (13,764)            (9,177)
  Net unrealized appreciation (depreciation)
   of investments during the period..........      3,560,780            35,955         2,403,244        (801,996)         1,368,764
                                               -----------------   ---------------   -----------      ----------        ------------
    Net gain (loss) on investments...........      3,530,695            41,471         2,429,013        (815,760)         1,359,587
                                               -----------------   ---------------   -----------      ----------        ------------
    Net increase (decrease) in net assets
     resulting from operations...............     $5,372,930          $130,434       $ 3,228,339       $  27,080         $1,609,707
                                               -----------------   ---------------   -----------      ----------        ------------
                                               -----------------   ---------------   -----------      ----------        ------------

                                                  FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                                                 EQUITY-INCOME        OVERSEAS        ASSET MANAGER
                                                   PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                               ------------------   -------------   ------------------
INVESTMENT INCOME:
  Dividends..................................      $   88,466         $ 18,168           $ 25,384
                                               ------------------   -------------        --------
    Net investment income (loss).............          88,466           18,168             25,384
                                               ------------------   -------------        --------
CAPITAL GAINS INCOME.........................         444,785           72,122             63,674
                                               ------------------   -------------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................          (1,923)         (23,358)               984
  Net unrealized appreciation (depreciation)
   of investments during the period..........       1,316,248            9,449            102,910
                                               ------------------   -------------        --------
    Net gain (loss) on investments...........       1,314,325          (13,909)           103,894
                                               ------------------   -------------        --------
    Net increase (decrease) in net assets
     resulting from operations...............      $1,847,576         $ 76,381           $192,952
                                               ------------------   -------------        --------
                                               ------------------   -------------        --------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                MONEY
                                                BOND FUND     STOCK FUND     MARKET FUND   ADVISERS FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------   ------------   -------------  -------------
OPERATIONS:
  Net investment income......................  $  294,913    $    246,080   $   1,060,601   $  409,507
  Capital gains income.......................      --             827,575        --            507,384
  Net realized gain (loss) on security
   transactions..............................       4,795          (3,225)       --              6,559
  Net unrealized appreciation (depreciation)
   of investments during
   the period................................     202,163       4,386,067        --          2,125,547
                                               -----------   ------------   -------------  -------------
  Net increase in net assets resulting from
   operations................................     501,871       5,456,497       1,060,601    3,048,997
                                               -----------   ------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..................................     865,251       3,217,829      77,604,898    3,078,132
  Net transfers..............................   2,817,986       7,642,427     (68,585,939)   7,033,474
  Surrenders.................................    (293,925)       (880,386)     (2,421,703)    (470,532)
  Net loan withdrawals.......................      61,034        (337,905)      1,030,682     (227,083)
  Cost of insurance..........................    (205,795)       (763,967)     (1,739,916)    (611,387)
                                               -----------   ------------   -------------  -------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........   3,244,551       8,877,998       5,888,022    8,802,604
                                               -----------   ------------   -------------  -------------
  Total increase in net assets...............   3,746,422      14,334,495       6,948,623   11,851,601
NET ASSETS:
  Beginning of period........................   2,685,110      14,522,892      21,463,054    9,893,999
                                               -----------   ------------   -------------  -------------
  End of period..............................  $6,431,532    $ 28,857,387   $  28,411,677   $21,745,600
                                               -----------   ------------   -------------  -------------
                                               -----------   ------------   -------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                MONEY
                                                BOND FUND     STOCK FUND     MARKET FUND   ADVISERS FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------   ------------   -------------  -------------
OPERATIONS:
  Net investment income......................  $  130,339    $    166,505   $     617,137   $  203,460
  Capital gains income.......................      --             309,113        --            107,033
  Net realized (loss) gain on security
   transactions..............................      (2,539)        (10,306)       --              1,174
  Net unrealized (depreciation) appreciation
   of investments during the period..........     (35,847)      1,824,641        --            815,705
                                               -----------   ------------   -------------  -------------
  Net increase in net assets resulting from
   operations................................      91,953       2,289,953         617,137    1,127,372
                                               -----------   ------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..................................     177,130       1,770,443      78,140,461    1,889,169
  Net transfers..............................     932,335       4,457,656     (62,761,807)   2,840,668
  Surrenders.................................     (69,207)       (362,933)       (814,963)    (264,048)
  Net loan withdrawals.......................     (22,111)       (179,201)     (2,187,733)     (50,031)
  Cost of insurance..........................     (76,606)       (391,509)     (1,139,390)    (289,178)
                                               -----------   ------------   -------------  -------------
  Net increase in net assets resulting from
   unit transactions.........................     941,541       5,294,456      11,236,568    4,126,580
                                               -----------   ------------   -------------  -------------
  Total increase in net assets...............   1,033,494       7,584,409      11,853,705    5,253,952
NET ASSETS:
  Beginning of period........................   1,651,616       6,938,483       9,609,349    4,640,047
                                               -----------   ------------   -------------  -------------
  End of period..............................  $2,685,110    $ 14,522,892   $  21,463,054   $9,893,999
                                               -----------   ------------   -------------  -------------
                                               -----------   ------------   -------------  -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                   CAPTIAL          MORTGAGE                      INTERNATIONAL     DIVIDEND AND
                                              APPRECIATION FUND  SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                                                 SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                              -----------------  ---------------  ------------  ------------------  ------------
OPERATIONS:
  Net investment income......................    $   167,160       $   88,963     $    179,138      $   97,324      $   149,562
  Capital gains income.......................      1,675,075          --               620,188         745,516          100,558
  Net realized gain (loss) on security
   transactions..............................        (30,085)           5,516           25,769         (13,764)          (9,177)
  Net unrealized appreciation (depreciation)
   of investments during
   the period................................      3,560,780           35,955        2,403,244        (801,996)       1,368,764
                                              -----------------  ---------------  ------------  ------------------  ------------
  Net increase in net assets resulting from
   operations................................      5,372,930          130,434        3,228,339          27,080        1,609,707
                                              -----------------  ---------------  ------------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..................................      6,237,688          230,306        2,753,450       2,796,551        1,254,044
  Net transfers..............................      7,660,280         (149,006)       7,278,662         124,941        6,522,655
  Surrenders.................................     (1,305,489)        (182,238)      (1,605,500)       (577,418)        (387,945)
  Net loan withdrawals.......................       (478,850)         130,625        1,102,289        (142,130)        (239,637)
  Cost of insurance..........................     (1,155,528)         (54,693)        (509,686)       (453,153)        (208,258)
                                              -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     10,958,101          (25,006)       9,019,215       1,748,791        6,940,859
                                              -----------------  ---------------  ------------  ------------------  ------------
  Total increase in net assets...............     16,331,031          105,428       12,247,554       1,775,871        8,550,566
NET ASSETS:
  Beginning of period........................     20,189,783        1,376,589        6,066,036       8,720,639        3,233,352
                                              -----------------  ---------------  ------------  ------------------  ------------
  End of period..............................    $36,520,814       $1,482,017     $ 18,313,590      $10,496,510     $11,783,918
                                              -----------------  ---------------  ------------  ------------------  ------------
                                              -----------------  ---------------  ------------  ------------------  ------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                   CAPITAL          MORTGAGE                      INTERNATIONAL     DIVIDEND AND
                                              APPRECIATION FUND  SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                                                 SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                              -----------------  ---------------  ------------  ------------------  ------------
OPERATIONS:
  Net investment income......................    $    94,066       $   61,146     $     80,193      $  120,669      $    41,572
  Capital gains income.......................        567,054          --                33,058         118,054            2,804
  Net realized (loss) gain on security
   transactions..............................        (15,665)              21            2,355          (1,547)             678
  Net unrealized (depreciation) appreciation
   of investments during the period..........      1,913,546              195          656,725         544,630          305,389
                                              -----------------  ---------------  ------------  ------------------  ------------
  Net increase in net assets resulting from
   operations................................      2,559,001           61,362          772,331         781,806          350,443
                                              -----------------  ---------------  ------------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..................................      3,679,346          125,959        2,296,903       1,694,971          278,275
  Net transfers..............................      7,290,692          552,359        3,171,094       2,966,744        2,674,253
  Surrenders.................................       (485,609)         (13,643)         (96,179)       (285,131)         (20,374)
  Net loan withdrawals.......................       (245,321)          (8,001)      (1,375,343)        (69,836)         (67,575)
  Cost of insurance..........................       (644,012)         (28,469)        (200,560)       (306,356)         (42,548)
                                              -----------------  ---------------  ------------  ------------------  ------------
  Net increase in net assets resulting from
   unit transactions.........................      9,595,096          628,205        3,795,915       4,000,392        2,822,031
                                              -----------------  ---------------  ------------  ------------------  ------------
  Total increase in net assets...............     12,154,097          689,567        4,568,246       4,782,198        3,172,474
NET ASSETS:
  Beginning of period........................      8,035,686          687,022        1,497,790       3,938,441           60,878
                                              -----------------  ---------------  ------------  ------------------  ------------
  End of period..............................    $20,189,783       $1,376,589     $  6,066,036      $8,720,639      $ 3,233,352
                                              -----------------  ---------------  ------------  ------------------  ------------
                                              -----------------  ---------------  ------------  ------------------  ------------

                                                  FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                                                 EQUITY-INCOME        OVERSEAS        ASSET MANAGER
                                                   PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                               ------------------  ---------------  ------------------
OPERATIONS:
  Net investment income......................     $    88,466        $   18,168         $   25,384
  Capital gains income.......................         444,785            72,122             63,674
  Net realized gain (loss) on security
   transactions..............................          (1,923)          (23,358)               984
  Net unrealized appreciation (depreciation)
   of investments during
   the period................................       1,316,248             9,449            102,910
                                               ------------------  ---------------  ------------------
  Net increase in net assets resulting from
   operations................................       1,847,576            76,381            192,952
                                               ------------------  ---------------  ------------------
UNIT TRANSACTIONS:
  Purchases..................................       1,658,043           500,149            217,641
  Net transfers..............................       2,905,832         1,020,704            437,030
  Surrenders.................................        (177,782)         (148,574)           (18,402)
  Net loan withdrawals.......................        (108,547)          (85,928)            (4,843)
  Cost of insurance..........................        (334,701)          (93,690)           (43,442)
                                               ------------------  ---------------  ------------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........       3,942,845         1,192,661            587,984
                                               ------------------  ---------------  ------------------
  Total increase in net assets...............       5,790,421         1,269,042            780,936
NET ASSETS:
  Beginning of period........................       4,811,094           986,897            654,819
                                               ------------------  ---------------  ------------------
  End of period..............................     $10,601,515        $2,255,939         $1,435,755
                                               ------------------  ---------------  ------------------
                                               ------------------  ---------------  ------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                  FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                                                 EQUITY-INCOME        OVERSEAS        ASSET MANAGER
                                                   PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                               ------------------  ---------------  ------------------
OPERATIONS:
  Net investment income......................     $    28,598        $    2,647         $    4,226
  Capital gains income.......................          11,171             2,911           --
  Net realized (loss) gain on security
   transactions..............................          (3,448)            1,350                884
  Net unrealized (depreciation) appreciation
   of investments during the period..........         333,297            71,916             32,712
                                               ------------------  ---------------  ------------------
  Net increase in net assets resulting from
   operations................................         369,618            78,824             37,822
                                               ------------------  ---------------  ------------------
UNIT TRANSACTIONS:
  Purchases..................................         889,845           203,728             94,706
  Net transfers..............................       3,109,762           760,222            513,253
  Surrenders.................................         (64,856)          (18,172)           (14,935)
  Net loan withdrawals.......................        (111,464)          (91,281)            (1,047)
  Cost of insurance..........................         (97,433)          (22,781)           (11,950)
                                               ------------------  ---------------  ------------------
  Net increase in net assets resulting from
   unit transactions.........................       3,725,854           831,716            580,027
                                               ------------------  ---------------  ------------------
  Total increase in net assets...............       4,095,472           910,540            617,849
NET ASSETS:
  Beginning of period........................         715,622            76,357             36,970
                                               ------------------  ---------------  ------------------
  End of period..............................     $ 4,811,094        $  986,897         $  654,819
                                               ------------------  ---------------  ------------------
                                               ------------------  ---------------  ------------------

--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE ONE
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
    Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in the Hartford and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in the Putnam VT Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life
One) as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1997

                                               DIVERSIFIED    GLOBAL ASSET        GLOBAL
                                               INCOME FUND   ALLOCATION FUND   GROWTH FUND
                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------   ---------------   ------------
ASSETS
Investments:
  Putnam VT Diversified Income Fund
    Shares                             84,522
    Cost                           $  933,072
    Market Value.............................  $  955,941         --               --
  Putnam VT Global Asset Allocation Fund
    Shares                            507,694
    Cost                          $ 7,867,330
    Market Value.............................      --          $9,524,337          --
  Putnam VT Global Growth Fund
    Shares                          1,008,112
    Cost                          $15,826,876
    Market Value.............................      --             --           $18,488,776
  Putnam VT Growth and Income Fund
    Shares                          1,093,848
    Cost                          $24,578,018
    Market Value.............................      --             --               --
  Putnam VT High Yield Fund
    Shares                            450,704
    Cost                          $ 5,688,833
    Market Value.............................      --             --               --
  Putnam VT Money Market Fund
    Shares                          1,197,125
    Cost                          $ 1,197,125
    Market Value.............................      --             --               --
  Putnam VT New Opportunities Fund
    Shares                            876,202
    Cost                          $15,478,626
    Market Value.............................      --             --               --
  Putnam VT U.S. Government and High Quality
   Fund
    Shares                            581,595
    Cost                          $ 7,508,993
    Market Value.............................      --             --               --
  Putnam VT Utilities Growth & Income Fund
    Shares                            182,638
    Cost                          $ 2,346,549
    Market Value.............................      --             --               --
  Putnam VT Voyager Fund
    Shares                          1,114,837
    Cost                          $33,269,467
    Market Value.............................      --             --               --
  Due From Hartford Life Insurance Company...      --               5,039          --
  Receivable from fund shares sold...........      --             --               203,148
                                               -----------   ---------------   ------------
  Total Assets...............................     955,941       9,529,376       18,691,924
                                               -----------   ---------------   ------------
LIABILITIES:
  Due to Hartford Life Insurance Company.....      --             --               240,966
  Payable for fund shares purchased..........      --               5,030          --
                                               -----------   ---------------   ------------
  Total Liabilities..........................      --               5,030          240,966
                                               -----------   ---------------   ------------
  Net Assets (variable life contract
   liabilities)..............................  $  955,941      $9,524,346      $18,450,958
                                               -----------   ---------------   ------------
                                               -----------   ---------------   ------------
VARIABLE LIFE CONTRACTS:
Individual Sub-Accounts:
  Units Owned by Participants................      73,792         520,040        1,015,150
  Unit Price.................................  $12.954542      $18.314650      $ 18.175599
  Contract Liability.........................  $  955,941      $9,524,346      $18,450,958
GRAND TOTAL CONTRACT LIABILITY (ALL
  SUB-ACCOUNTS)..............................

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                               U.S. GOVERNMENT
                                                                                                                  AND HIGH
                                                GROWTH AND    HIGH YIELD       MONEY                            QUALITY BOND
                                               INCOME FUND       FUND       MARKET FUND   NEW OPPORTUNITIES         FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    FUND SUB-ACCOUNT      SUB-ACCOUNT
                                               ------------   -----------   -----------   ------------------   ---------------
ASSETS
Investments:
  Putnam VT Diversified Income Fund
    Shares                             84,522
    Cost                           $  933,072
    Market Value.............................      --             --            --              --                  --
  Putnam VT Global Asset Allocation Fund
    Shares                            507,694
    Cost                          $ 7,867,330
    Market Value.............................      --             --            --              --                  --
  Putnam VT Global Growth Fund
    Shares                          1,008,112
    Cost                          $15,826,876
    Market Value.............................      --             --            --              --                  --
  Putnam VT Growth and Income Fund
    Shares                          1,093,848
    Cost                          $24,578,018
    Market Value.............................  $30,977,788        --            --              --                  --
  Putnam VT High Yield Fund
    Shares                            450,704
    Cost                          $ 5,688,833
    Market Value.............................      --         $6,138,585        --              --                  --
  Putnam VT Money Market Fund
    Shares                          1,197,125
    Cost                          $ 1,197,125
    Market Value.............................      --             --        $1,197,125          --                  --
  Putnam VT New Opportunities Fund
    Shares                            876,202
    Cost                          $15,478,626
    Market Value.............................      --             --            --           $18,601,764            --
  Putnam VT U.S. Government and High Quality
   Fund
    Shares                            581,595
    Cost                          $ 7,508,993
    Market Value.............................      --             --            --              --               $7,805,005
  Putnam VT Utilities Growth & Income Fund
    Shares                            182,638
    Cost                          $ 2,346,549
    Market Value.............................      --             --            --              --                  --
  Putnam VT Voyager Fund
    Shares                          1,114,837
    Cost                          $33,269,467
    Market Value.............................      --             --            --              --                  --
  Due From Hartford Life Insurance Company...      --             --            --              --                    5,967
  Receivable from fund shares sold...........      347,106         1,128        29,316             7,158            --
                                               ------------   -----------   -----------   ------------------   ---------------
  Total Assets...............................   31,324,894     6,139,713     1,226,441        18,608,922          7,810,972
                                               ------------   -----------   -----------   ------------------   ---------------
LIABILITIES:
  Due to Hartford Life Insurance Company.....      368,837         1,130        30,643             7,803            --
  Payable for fund shares purchased..........      --             --            --              --                    5,966
                                               ------------   -----------   -----------   ------------------   ---------------
  Total Liabilities..........................      368,837         1,130        30,643             7,803              5,966
                                               ------------   -----------   -----------   ------------------   ---------------
  Net Assets (variable life contract
   liabilities)..............................  $30,956,057    $6,138,583    $1,195,798       $18,601,119         $7,805,006
                                               ------------   -----------   -----------   ------------------   ---------------
                                               ------------   -----------   -----------   ------------------   ---------------
VARIABLE LIFE CONTRACTS:
Individual Sub-Accounts:
  Units Owned by Participants................    1,400,110       371,017       971,108         1,017,296            574,532
  Unit Price.................................  $ 22.109731    $16.545266    $ 1.231375       $ 18.284859         $13.584990
  Contract Liability.........................  $30,956,057    $6,138,583    $1,195,798       $18,601,119         $7,805,006
GRAND TOTAL CONTRACT LIABILITY (ALL
  SUB-ACCOUNTS)..............................


                                                UTILITIES
                                               GROWTH AND
                                               INCOME FUND   VOYAGER FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------   -------------
ASSETS
Investments:
  Putnam VT Diversified Income Fund
    Shares                             84,522
    Cost                           $  933,072
    Market Value.............................      --             --
  Putnam VT Global Asset Allocation Fund
    Shares                            507,694
    Cost                          $ 7,867,330
    Market Value.............................      --             --
  Putnam VT Global Growth Fund
    Shares                          1,008,112
    Cost                          $15,826,876
    Market Value.............................      --             --
  Putnam VT Growth and Income Fund
    Shares                          1,093,848
    Cost                          $24,578,018
    Market Value.............................      --             --
  Putnam VT High Yield Fund
    Shares                            450,704
    Cost                          $ 5,688,833
    Market Value.............................      --             --
  Putnam VT Money Market Fund
    Shares                          1,197,125
    Cost                          $ 1,197,125
    Market Value.............................      --             --
  Putnam VT New Opportunities Fund
    Shares                            876,202
    Cost                          $15,478,626
    Market Value.............................      --             --
  Putnam VT U.S. Government and High Quality
   Fund
    Shares                            581,595
    Cost                          $ 7,508,993
    Market Value.............................      --             --
  Putnam VT Utilities Growth & Income Fund
    Shares                            182,638
    Cost                          $ 2,346,549
    Market Value.............................  $3,130,422         --
  Putnam VT Voyager Fund
    Shares                          1,114,837
    Cost                          $33,269,467
    Market Value.............................      --        $ 43,567,817
  Due From Hartford Life Insurance Company...      --               7,236
  Receivable from fund shares sold...........      21,060         --
                                               -----------   -------------
  Total Assets...............................   3,151,482      43,575,053
                                               -----------   -------------
LIABILITIES:
  Due to Hartford Life Insurance Company.....         567         --
  Payable for fund shares purchased..........      --               8,109
                                               -----------   -------------
  Total Liabilities..........................         567           8,109
                                               -----------   -------------
  Net Assets (variable life contract
   liabilities)..............................  $3,150,915    $ 43,566,944
                                               -----------   -------------
                                               -----------   -------------
VARIABLE LIFE CONTRACTS:
Individual Sub-Accounts:
  Units Owned by Participants................     167,356       1,878,936
  Unit Price.................................  $18.827631    $  23.187025
  Contract Liability.........................  $3,150,915    $ 43,566,944
GRAND TOTAL CONTRACT LIABILITY (ALL
  SUB-ACCOUNTS)..............................                $140,345,667

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                               DIVERSIFIED    GLOBAL ASSET       GLOBAL
                                                 INCOME      ALLOCATION FUND   GROWTH FUND
                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------   ---------------   -----------
INVESTMENT INCOME:
  Dividends..................................    $30,216       $  220,664      $  334,261
CAPITAL GAINS INCOME.........................      4,763          377,169         359,534
                                               -----------   ---------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................      2,460            7,932         (33,670)
  Net unrealized appreciation (depreciation)
   of investments during the period..........     10,461          742,644       1,236,428
                                               -----------   ---------------   -----------
  Net gain (loss) on investments.............     12,921          750,576       1,202,758
                                               -----------   ---------------   -----------
  Net increase (decrease) in net assets
   resulting from operations.................    $47,900       $1,348,409      $1,896,553
                                               -----------   ---------------   -----------
                                               -----------   ---------------   -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                              U.S. GOVERNMENT AND
                                               GROWTH AND       HIGH          MONEY             NEW              HIGH QUALITY
                                               INCOME FUND   YIELD FUND    MARKET FUND   OPPORTUNITIES FUND        BOND FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
                                               -----------   -----------   -----------   ------------------   -------------------
INVESTMENT INCOME:
  Dividends..................................  $  397,806     $262,832       $63,111         $ --                  $365,648
CAPITAL GAINS INCOME.........................     968,274       30,477        --               --                  --
                                               -----------   -----------   -----------   ------------------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................      12,251        2,304        --                (22,886)              8,903
  Net unrealized appreciation (depreciation)
   of investments during the period..........   3,534,550      287,986        --              3,111,259             197,331
                                               -----------   -----------   -----------   ------------------        --------
  Net gain (loss) on investments.............   3,546,801      290,290        --              3,088,373             206,234
                                               -----------   -----------   -----------   ------------------        --------
  Net increase (decrease) in net assets
   resulting from operations.................  $4,912,881     $583,599       $63,111         $3,088,373            $571,882
                                               -----------   -----------   -----------   ------------------        --------
                                               -----------   -----------   -----------   ------------------        --------

                                                UTILITIES
                                               GROWTH AND
                                               INCOME FUND   VOYAGER FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   ------------
INVESTMENT INCOME:
  Dividends..................................   $ 76,374      $   60,565
CAPITAL GAINS INCOME.........................    104,146       1,305,213
                                               -----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................     19,472          11,110
  Net unrealized appreciation (depreciation)
   of investments during the period..........    433,410       6,852,337
                                               -----------   ------------
  Net gain (loss) on investments.............    452,882       6,863,447
                                               -----------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................   $633,402      $8,229,225
                                               -----------   ------------
                                               -----------   ------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                               DIVERSIFIED    GLOBAL ASSET        GLOBAL
                                               INCOME FUND   ALLOCATION FUND   GROWTH FUND
                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------   ---------------   ------------
OPERATIONS:
  Net investment income (loss)...............   $ 30,216       $  220,664      $   334,261
  Capital gains income.......................      4,763          377,169          359,534
  Net realized gain (loss) on security
   transactions..............................      2,460            7,932          (33,670)
  Net unrealized appreciation (depreciation)
   of investments during the period..........     10,461          742,644        1,236,428
                                               -----------   ---------------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................     47,900        1,348,409        1,896,553
                                               -----------   ---------------   ------------
UNIT TRANSACTIONS:
  Purchases..................................    115,990          915,512        3,752,372
  Net transfers..............................    402,910        1,954,680        2,721,380
  Surrenders.................................    (12,188)        (253,433)        (884,502)
  Loan withdrawals...........................       (751)         (55,347)        (131,484)
  Cost of insurance..........................    (33,003)        (229,354)        (683,606)
                                               -----------   ---------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........    472,958        2,332,058        4,774,160
                                               -----------   ---------------   ------------
  Total increase (decrease) in net assets....    520,858        3,680,467        6,670,713
NET ASSETS:
  Beginning of period........................    435,083        5,843,879       11,780,245
                                               -----------   ---------------   ------------
  End of period..............................   $955,941       $9,524,346      $18,450,958
                                               -----------   ---------------   ------------
                                               -----------   ---------------   ------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                               DIVERSIFIED    GLOBAL ASSET        GLOBAL
                                               INCOME FUND   ALLOCATION FUND   GROWTH FUND
                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------   ---------------   ------------
OPERATIONS:
  Net investment income (loss)...............   $  3,462       $  188,398      $   127,576
  Capital gains income.......................     --              123,629          185,843
  Net realized gain (loss) on security
   transactions..............................        552           (7,261)            (629)
  Net unrealized appreciation (depreciation)
   of investments during the period..........     11,226          402,313          939,399
                                               -----------   ---------------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................     15,240          707,079        1,252,189
                                               -----------   ---------------   ------------
UNIT TRANSACTIONS:
  Purchases..................................     24,807          452,006        2,362,436
  Net transfers..............................    389,351        1,230,543        4,268,747
  Surrenders.................................     (2,488)        (134,352)        (261,978)
  Loan withdrawals...........................     --              (15,060)        (136,654)
  Cost of insurance..........................     (6,035)        (129,436)        (380,278)
                                               -----------   ---------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........    405,635        1,403,701        5,852,273
                                               -----------   ---------------   ------------
  Total increase (decrease) in net assets....    420,875        2,110,780        7,104,462
NET ASSETS:
  Beginning of period........................     14,208        3,733,099        4,675,783
                                               -----------   ---------------   ------------
  End of period..............................   $435,083       $5,843,879      $11,780,245
                                               -----------   ---------------   ------------
                                               -----------   ---------------   ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                                U.S. GOVERNMENT AND
                                                GROWTH AND       HIGH       MONEY MARKET          NEW              HIGH QUALITY
                                               INCOME FUND    YIELD FUND        FUND       OPPORTUNITIES FUND        BOND FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                               ------------   -----------   ------------   ------------------   -------------------
OPERATIONS:
  Net investment income (loss)...............  $   397,806    $  262,832    $     63,111      $  --                 $  365,648
  Capital gains income.......................      968,274        30,477         --              --                   --
  Net realized gain (loss) on security
   transactions..............................       12,251         2,304         --               (22,886)               8,903
  Net unrealized appreciation (depreciation)
   of investments during the period..........    3,534,550       287,986         --             3,111,259              197,331
                                               ------------   -----------   ------------   ------------------   -------------------
  Net increase (decrease) in net assets
   resulting from operations.................    4,912,881       583,599          63,111        3,088,373              571,882
                                               ------------   -----------   ------------   ------------------   -------------------
UNIT TRANSACTIONS:
  Purchases..................................    4,532,202     1,141,730         913,653        3,520,934            2,115,331
  Net transfers..............................    7,767,156     2,371,153      (1,121,412)       3,467,996            1,005,018
  Surrenders.................................   (1,298,679)     (123,174)        (15,304)        (593,906)            (435,871)
  Loan withdrawals...........................     (577,327)     (115,508)       (347,423)        (194,305)             121,927
  Cost of insurance..........................     (929,434)     (249,137)        (33,406)        (625,715)            (347,724)
                                               ------------   -----------   ------------   ------------------   -------------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........    9,493,918     3,025,064        (603,892)       5,575,004            2,458,681
                                               ------------   -----------   ------------   ------------------   -------------------
  Total increase (decrease) in net assets....   14,406,799     3,608,663        (540,781)       8,663,377            3,030,563
NET ASSETS:
  Beginning of period........................   16,549,258     2,529,920       1,736,579        9,937,742            4,774,443
                                               ------------   -----------   ------------   ------------------   -------------------
  End of period..............................  $30,956,057    $6,138,583    $  1,195,798      $18,601,119           $7,805,006
                                               ------------   -----------   ------------   ------------------   -------------------
                                               ------------   -----------   ------------   ------------------   -------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                                U.S. GOVERNMENT AND
                                                GROWTH AND       HIGH          MONEY              NEW              HIGH QUALITY
                                               INCOME FUND    YIELD FUND    MARKET FUND    OPPORTUNITIES FUND        BOND FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                               ------------   -----------   ------------   ------------------   -------------------
OPERATIONS:
  Net investment income (loss)...............  $   373,127    $  100,269    $     64,821      $  --                 $  118,810
  Capital gains income.......................      169,182        --             --              --                   --
  Net realized gain (loss) on security
   transactions..............................        3,431         1,207         --               (12,125)               1,512
  Net unrealized appreciation (depreciation)
   of investments during the period..........    1,721,046       110,874         --               (46,287)              39,260
                                               ------------   -----------   ------------   ------------------   -------------------
  Net increase (decrease) in net assets
   resulting from operations.................    2,266,786       212,350          64,821          (58,412)             159,582
                                               ------------   -----------   ------------   ------------------   -------------------
UNIT TRANSACTIONS:
  Purchases..................................    2,593,033       623,832         222,153        1,916,795              851,577
  Net transfers..............................    5,653,969       827,225       1,174,039        7,598,113            2,649,806
  Surrenders.................................     (232,793)      (75,658)        (15,114)        (180,695)             (43,664)
  Loan withdrawals...........................     (131,861)      (62,507)        (32,391)         (15,220)             (88,504)
  Cost of insurance..........................     (386,556)     (118,676)        (75,543)        (207,683)            (175,229)
                                               ------------   -----------   ------------   ------------------   -------------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........    7,495,792     1,194,216       1,273,144        9,111,310            3,193,986
                                               ------------   -----------   ------------   ------------------   -------------------
  Total increase (decrease) in net assets....    9,762,578     1,406,566       1,337,965        9,052,898            3,353,568
NET ASSETS:
  Beginning of period........................    6,786,680     1,123,354         398,614          884,844            1,420,875
                                               ------------   -----------   ------------   ------------------   -------------------
  End of period..............................  $16,549,258    $2,529,920    $  1,736,579      $ 9,937,742           $4,774,443
                                               ------------   -----------   ------------   ------------------   -------------------
                                               ------------   -----------   ------------   ------------------   -------------------

                                                UTILITIES
                                               GROWTH AND
                                               INCOME FUND   VOYAGER FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   ------------
OPERATIONS:
  Net investment income (loss)...............  $   76,374    $    60,565
  Capital gains income.......................     104,146      1,305,213
  Net realized gain (loss) on security
   transactions..............................      19,472         11,110
  Net unrealized appreciation (depreciation)
   of investments during the period..........     433,410      6,852,337
                                               -----------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................     633,402      8,229,225
                                               -----------   ------------
UNIT TRANSACTIONS:
  Purchases..................................     333,259      7,068,448
  Net transfers..............................     386,953      6,792,739
  Surrenders.................................    (177,522)    (1,517,033)
  Loan withdrawals...........................      92,803       (425,937)
  Cost of insurance..........................     (75,120)    (1,444,364)
                                               -----------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     560,373     10,473,853
                                               -----------   ------------
  Total increase (decrease) in net assets....   1,193,775     18,703,078
NET ASSETS:
  Beginning of period........................   1,957,140     24,863,866
                                               -----------   ------------
  End of period..............................  $3,150,915    $43,566,944
                                               -----------   ------------
                                               -----------   ------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                UTILITIES
                                               GROWTH AND
                                               INCOME FUND   VOYAGER FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   ------------
OPERATIONS:
  Net investment income (loss)...............  $   54,039    $   275,323
  Capital gains income.......................      --            535,426
  Net realized gain (loss) on security
   transactions..............................       5,913        (21,665)
  Net unrealized appreciation (depreciation)
   of investments during the period..........     187,466      1,014,491
                                               -----------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................     247,418      1,803,575
                                               -----------   ------------
UNIT TRANSACTIONS:
  Purchases..................................     197,577      4,304,397
  Net transfers..............................     374,918      9,073,061
  Surrenders.................................     (23,356)      (688,697)
  Loan withdrawals...........................      (8,504)      (311,045)
  Cost of insurance..........................     (46,157)      (810,828)
                                               -----------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     494,478     11,566,888
                                               -----------   ------------
  Total increase (decrease) in net assets....     741,896     13,370,463
NET ASSETS:
  Beginning of period........................   1,215,244     11,493,403
                                               -----------   ------------
  End of period..............................  $1,957,140    $24,863,866
                                               -----------   ------------
                                               -----------   ------------

--------------------------------------------------------------------------------

        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam VT funds (the Funds). The other twelve sub-accounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    C) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)         $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................            $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................            $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

    The following prospectuses contain information related to all of the funds offered by the Hartford Funds, Putnam Variable Trust, and Fidelity's Variable Insurance Products Fund and Variable Insurance Products Fund II. Not all of the funds are available to Stag Variable Life Artisan Policy Owners. Please review the Stag Variable Life Artisan product Prospectus for details regarding available funds. See "Separate Account VL I -- Funds."

                                       PART II

                         CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of 69 pages.

     The undertaking to file reports.

     The Rule 484 undertaking.

     The signature page.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.

     (A1) Resolution of Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.

     (A2)   Not applicable.

     (A3a)  Principal Underwriting Agreement.

     (A3b)  Form of Selling Agreements.(2)

     (A3c)  Not applicable.

     (A4)   Not applicable.

     (A5)   Form of Flexible Premium Variable Life Insurance Policy.(2)

     (A6a)  Charter of Hartford.

--------------------
     (1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 33-53692, filed on April 20, 1995.

     (2) Incorporated by reference to the Initial Submission, to the Registration Statement File No. 333-07465, filed on July 2, 1996.

     (3) Incorporated by reference to the Initial Submission, to the Registration Statement File No. 333-07465, filed on April 16, 1997.

     (A6b)  Bylaws of Hartford.(1)

     (A7)   Not applicable.

     (A8)   Not applicable.

     (A9)   Not applicable.

     (A10) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

     (A11) Memorandum describing transfer and redemption procedures is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-07465, filed on November 4, 1996.

(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

(4)  Not applicable.

(5)  Opinion and Consent of Ken A. McCullum, FSA, MAAA.

(6)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(7)  Copy of Power of Attorney.

(8)  Not applicable

                      REPRESENTATION OF REASONABLENESS OF FEES

Hartford Life Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                            UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

           UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6e-3(T)

1. Separate Account VL I meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support any representation as to the reasonableness of fees.

                           UNDERTAKING ON INDEMNIFICATION

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.



Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under
Article VIII, Section 1 of the

Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.



Additionally, the directors and officers of Hartford and Hartford Equity
Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the Town of Simsbury, and State of Connecticut, on the 10th day of April, 1998.

                                   HARTFORD LIFE INSURANCE COMPANY
                                   SEPARATE ACCOUNT VL I
                                   (Registrant)

                                   By:        /s/ GREGORY A. BOYKO
                                      ---------------------------------------
                                      Gregory A. Boyko, Senior Vice President,
                                      Chief Financial Officer & Treasurer,
                                      Director

                                   HARTFORD LIFE INSURANCE COMPANY
                                   (Depositor)

                                   By:        /s/ GREGORY A. BOYKO
                                      ---------------------------------------
                                      Gregory A. Boyko, Senior Vice President,
                                      Chief Financial Officer & Treasurer,
                                      Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
 Chief Financial Officer & Treasurer, Director*
John P. Ginnetti, Executive Vice
 President, Director*
Lynda Godkin, Senior Vice President, General
 Counsel & Corporate Secretary, Director*
Thomas M. Marra, Executive Vice                      *By:   /s/ LYNDA GODKIN
 President, Director*                                    ---------------------
Lowndes A. Smith, President,                             Lynda Godkin
 Chief Operating Officer,                                Attorney-In-Fact
 Director*
Raymond P. Welnicki, Senior Vice                         Dated: April 10, 1998
 President, Director*
Lizabeth H. Zlatkus, Vice President
 Director*
David M. Znamierowski, Senior Vice
  President, Director*

                                    EXHIBIT INDEX




(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(5)      Opinion and Consent of Ken A. McCullum, FSA, MAAA.

(6)      Consent of Arthur Andersen LLP, Independent Public Accountants.


(7)      Copy of Power of Attorney.